UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4279

Securian Funds Trust
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

David M. Dimitri, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS.

Filed herewith.

SFT Advantus Bond Fund

Investments in Securities

September 30, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (99.1%)
Government Obligations (37.6%)
Other Government Obligations (1.3%)
Provincial or Local Government Obligations (1.3%)
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	$1,185,000	$1,415,494
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,150,000	1,287,103
4.926%, 10/01/51	2,055,000	2,471,508
		5,174,105
U.S. Government Agencies and Obligations (36.3%)
Export-Import Bank of the United States (0.2%)
Tagua Leasing LLC, 1.732%, 09/18/24	610,058	598,012

Federal Home Loan Mortgage Corporation (FHLMC) (6.1%)
2.500%, 03/01/28	533,422	540,810
3.000%, 08/01/42	540,599	545,634
3.000%, 04/01/43	970,436	979,774
3.000%, 07/01/45	817,021	820,643
3.437%, 09/25/24 (1-Month USD LIBOR + 2.200%)(b)	1,000,000	1,032,702
3.500%, 10/01/25	229,449	241,305
3.500%, 08/01/42	573,904	596,014
3.500%, 05/25/45	992,204	1,005,864
3.500%, 03/01/46	1,549,702	1,599,587
4.000%, 02/01/20	279,155	288,551
4.000%, 09/01/40	552,636	590,274
4.000%, 10/01/40	376,138	399,752
4.000%, 11/01/40	1,968,084	2,108,593
4.000%, 02/01/41	431,455	459,856
4.000%, 08/01/41	590,246	626,986
4.000%, 07/01/42	477,574	504,804
4.500%, 01/01/41	582,952	627,383
4.500%, 02/01/41	482,511	519,224
4.500%, 03/01/41	563,130	609,116
4.500%, 04/01/41	702,364	765,875
5.000%, 04/01/35	138,877	150,818
5.000%, 08/01/35	41,485	45,515
5.000%, 11/01/35	111,594	121,756
5.000%, 11/01/39	381,624	423,533
5.000%, 03/01/40	2,133,711	2,367,688
5.000%, 04/01/40	347,833	382,622
5.000%, 08/01/40	208,689	228,535
5.500%, 12/01/17	1,003	1,004
5.500%, 06/01/20	24,821	25,457
5.500%, 10/01/20	73,847	76,820
5.500%, 11/01/23	99,848	109,949
5.500%, 05/01/34	706,446	799,936
5.500%, 10/01/34	266,506	297,301
5.500%, 07/01/35	350,990	393,289
5.500%, 10/01/35	349,624	393,894
5.500%, 12/01/38	202,120	224,658
6.000%, 11/01/33	295,282	339,255
6.037%, 05/25/28 (1-Month USD LIBOR + 4.800%)(b)	1,500,000	1,716,135
6.500%, 09/01/32	59,940	69,692
6.500%, 06/01/36	281,816	319,363
7.000%, 12/01/37	60,175	66,003
		23,415,970
Federal National Mortgage Association (FNMA) (13.2%)
2.500%, 11/01/27	469,802	473,363
2.500%, 07/01/28	592,005	599,759
2.898%, 06/25/27	674,855	671,979
3.000%, 06/01/22	226,069	232,432
3.000%, 11/01/27	96,931	99,871
3.000%, 10/17/32 (c)	4,380,000	4,500,450
3.000%, 03/01/42	529,525	534,188
3.000%, 04/01/43	636,942	642,550
3.000%, 05/01/43	1,275,207	1,286,429
3.000%, 06/01/43	323,065	325,903
3.000%, 09/01/43	775,072	781,659
3.000%, 10/12/47 (c)	1,000,000	1,003,281
3.500%, 11/01/25	306,014	319,820
3.500%, 01/01/26	312,451	326,583
3.500%, 11/01/40	468,156	486,617
3.500%, 01/01/41	404,630	419,789
3.500%, 02/01/41	297,953	309,835
3.500%, 04/01/41	489,219	507,544
3.500%, 11/01/41	2,502,226	2,596,025
3.500%, 01/01/42	2,360,407	2,444,156
3.500%, 04/01/42	2,515,306	2,605,040
3.500%, 08/01/42	1,762,063	1,827,459
3.500%, 01/01/43	405,931	420,374
3.500%, 03/01/43	1,458,317	1,515,906
3.500%, 05/01/43	1,311,727	1,362,817
3.500%, 05/01/45	1,446,406	1,496,442
3.500%, 10/01/45	753,152	776,990
3.500%, 10/12/47 (c)	1,800,000	1,855,617
4.000%, 04/01/41	1,401,848	1,495,617
4.000%, 08/01/41	443,601	469,032
4.000%, 09/01/41	710,737	757,234
4.000%, 04/01/44	2,876,264	3,031,988
4.000%, 08/01/44	315,476	334,812
4.000%, 10/12/47 (c)	1,100,000	1,158,180
4.500%, 05/01/35	150,304	162,093
4.500%, 07/01/35	450,636	485,706
4.500%, 06/01/39	263,242	286,605

See accompanying notes to investments in securities.

	Principal	Value(a)
4.500%, 04/01/41	$1,819,618	$1,986,838
4.500%, 07/01/41	1,674,430	1,811,183
5.000%, 05/01/18	2,258	2,310
5.000%, 06/01/18	5,777	5,910
5.000%, 07/01/18	11,911	12,186
5.000%, 07/01/23	94,236	102,747
5.000%, 11/01/33	58,366	64,309
5.000%, 05/01/34	17,691	19,498
5.000%, 12/01/34	257,812	284,076
5.000%, 04/01/35	62,623	68,999
5.000%, 08/01/35	85,118	93,421
5.000%, 04/01/38	215,701	239,028
5.000%, 12/01/39	321,631	359,310
5.000%, 04/01/41	355,931	392,336
5.500%, 02/01/18	3,484	3,491
5.500%, 03/01/18	6,676	6,694
5.500%, 04/01/33	429,235	482,074
5.500%, 12/01/33	107,604	121,244
5.500%, 01/01/34	146,773	164,486
5.500%, 02/01/34	156,400	175,785
5.500%, 03/01/34	290,669	330,046
5.500%, 04/01/34	133,438	149,385
5.500%, 09/01/34	55,647	62,423
5.500%, 02/01/35	195,351	219,328
5.500%, 04/01/35	306,589	341,270
5.500%, 06/01/35	39,809	44,091
5.500%, 08/01/35	146,914	164,635
5.500%, 10/01/35	412,006	469,057
5.500%, 11/01/35	99,319	111,374
5.500%, 12/01/35	79,181	88,761
5.500%, 12/01/39	127,770	142,858
6.000%, 08/01/23	79,767	84,977
6.000%, 10/01/32	301,219	345,439
6.000%, 11/01/32	216,661	249,074
6.000%, 03/01/33	304,329	350,628
6.000%, 04/01/33	14,511	16,325
6.000%, 12/01/33	104,153	119,172
6.000%, 01/01/36	63,774	72,680
6.000%, 08/01/37	44,998	51,115
6.000%, 09/01/37	96,882	111,421
6.000%, 10/01/38	221,322	255,729
6.000%, 12/01/38	137,900	156,859
6.000%, 06/01/40	51,732	58,763
6.500%, 12/01/31	89,845	103,241
6.500%, 02/01/32	30,096	34,349
6.500%, 04/01/32	130,458	150,432
6.500%, 05/01/32	35,779	39,647
6.500%, 07/01/32	101,167	116,218
6.500%, 08/01/32	153,864	174,995
6.500%, 09/01/32	102,884	117,301
6.500%, 10/01/32	159,344	183,574
6.500%, 11/01/37	78,405	88,811
7.000%, 07/01/31	82,730	96,439
7.000%, 09/01/31	163,348	189,905
7.000%, 11/01/31	229,803	260,425
7.000%, 02/01/32	39,703	44,526
7.000%, 03/01/32	25,162	29,391
7.000%, 07/01/32	69,197	77,673
7.500%, 04/01/31	93,981	104,853
7.500%, 05/01/31	29,078	32,579
		50,839,839
Government National Mortgage Association (GNMA) (2.7%)
0.011%, 06/17/45 (b) (d)	389,876	131
3.000%, 03/15/45	1,245,231	1,262,367
3.000%, 03/20/45	1,027,372	1,042,856
3.000%, 04/15/45	1,627,757	1,650,156
3.000%, 10/23/47 (c)	1,000,000	1,013,906
3.250%, 11/20/35	385,906	400,127
3.500%, 10/20/43	751,660	785,625
3.500%, 02/20/45	501,318	521,964
3.500%, 03/20/45	560,845	583,943
3.500%, 04/20/46	1,230,419	1,280,153
3.750%, 03/20/46	757,458	793,187
5.000%, 12/15/39	31,955	35,721
5.000%, 01/15/40	504,945	554,475
5.500%, 07/15/38	245,676	277,896
5.500%, 10/15/38	286,931	331,957
8.500%, 10/15/22	11,365	11,409
		10,545,873
U.S. Treasury (14.1%)
U.S. Treasury Bond
3.000%, 05/15/47	5,155,000	5,304,414
5.375%, 02/15/31 (e)	5,115,000	6,854,899
U.S. Treasury Note
0.750%, 10/31/18	550,000	546,262
0.750%, 07/15/19	700,000	691,277
0.875%, 10/15/18	10,000	9,948
0.875%, 05/15/19	370,000	366,647
1.000%, 11/15/19	200,000	197,898
1.375%, 01/15/20	1,000,000	996,602
1.375%, 02/15/20	2,629,000	2,618,422
1.500%, 06/15/20	375,000	374,180
1.500%, 07/15/20	1,250,000	1,246,582
1.625%, 08/31/22	2,115,000	2,085,919
1.875%, 07/31/22	18,205,000	18,165,177
2.125%, 07/31/24	8,750,000	8,737,354
2.250%, 08/15/27	5,915,000	5,874,796
		54,070,377
Total government obligations (cost: $140,990,125)		144,644,176

See accompanying notes to investments in securities.

	Principal	Value(a)
Asset-Backed Securities (4.1%)
Asset-Backed Securities (4.1%)
CarMax Auto Owner Trust, 2.160%, 08/16/21	$1,300,000	$1,299,985
Commonbond Student Loan Trust, 2.550%, 05/25/41 (f)	897,932	891,915
Conseco Finance Corp., 6.400%, 10/15/18	4,848	4,849
CountryPlace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (b) (f)	1,539,408	1,591,113
Countrywide Asset-Backed Certificates, 5.934%, 05/25/37 (b)	1,410,653	1,400,650
Earnest Student Loan Program LLC
2.720%, 01/25/41 (f)	904,028	903,541
3.020%, 05/25/34 (f)	1,190,121	1,196,166
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (f) (g) (h) (i)	279,130	280,553
Foursight Capital Automobile Receivables Trust, 3.710%, 01/18/22 (f)	1,200,000	1,189,971
GMAC Mortgage Corp. Loan Trust, 5.952%, 08/25/37 (j)	2,702,533	2,804,160
Invitation Homes 2015-SFR3 Trust, 2.534%, 08/17/32 (1-Month LIBOR + 1.300%)(b) (f)	954,720	961,451
Progress Residential Trust, 3.565%, 08/17/34 (f)	1,050,000	1,055,144
TCF Auto Receivables Owner Trust, 2.060%, 04/15/20 (f)	1,060,592	1,061,931
Towd Point Mortgage Trust, 3.750%, 04/25/55 (b) (f)	805,000	820,720
Wheels SPV 2 LLC, 1.870%, 05/20/25 (f)	450,000	448,511
Total asset-backed securities (cost: $17,783,645)		15,910,660

Other Mortgage-Backed Securities (7.3%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (1.1%)
Credit-Based Asset Servicing and Securitization LLC, 6.250%, 10/25/36 (f) (j)	479,114	486,606
GS Mortgage-Backed Securities Trust, 3.135%, 07/25/44 (b) (f)	2,508,658	2,404,206
JPMorgan Mortgage Trust, 3.321%, 11/25/33 (b)	227,538	222,012
Mellon Residential Funding Corp., 6.750%, 06/25/28	6,854	6,927
Seasoned Credit Risk Transfer Trust, 4.000%, 08/25/56 (b) (f)	1,000,000	996,250
		4,116,001
Commercial Mortgage-Backed Securities (6.2%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (f)	268,051	269,978
Aventura Mall Trust 2013-AVM, 3.867%, 12/05/32 (b) (f)	1,000,000	1,033,408
Banc of America Re-Remic Trust, 4.325%, 08/15/46 (b) (f)	1,350,000	1,444,744
BB-UBS Trust 2012-SHOW, 4.160%, 11/05/36 (b) (f)	500,000	506,682
Citigroup Commercial Mortgage Trust, 2.911%, 01/12/30 (b) (f)	725,000	725,288
CSMC Trust, 3.500%, 06/25/47 (b) (f)	2,025,000	2,018,749
Hometown Commercial Mortgage
5.506%, 11/11/38 (f) (g)	33,360	27,956
6.057%, 06/11/39 (f) (g)	110,201	78,623
JPMCC Commercial Mortgage Securities Trust, 3.723%, 03/15/50	1,000,000	1,050,110
Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29 (b)	146,338	145,771
Morgan Stanley Capital I Trust
3.201%, 08/05/34 (f)	860,000	865,034
3.451%, 08/05/34 (f)	550,000	551,320
Multi Security Asset Trust, 5.880%, 11/28/35 (b) (f) (g)	570,625	569,611
One Market Plaza Trust, 3.614%, 02/10/32 (f)	2,000,000	2,077,595

See accompanying notes to investments in securities.

	Principal	Value(a)
UBS Commercial Mortgage Trust, 3.724%, 06/15/50	$4,000,000	$4,085,950
Vornado DP LLC, 4.004%, 09/13/28 (f)	1,475,000	1,549,573
Wells Fargo Commercial Mortgage Trust
2.814%, 08/15/49	2,165,000	2,101,753
3.184%, 04/15/50	1,544,000	1,561,664
3.637%, 06/15/48	1,280,000	1,333,441
3.640%, 12/15/59	1,560,000	1,622,581
WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	345,000	361,105
		23,980,936
Total other mortgage-backed securities (cost: $26,239,062)		28,096,937

Corporate Obligations (50.1%)
Communications (2.1%)
Telecommunication (1.2%)
AT&T, Inc., 3.400%, 08/14/24	2,775,000	2,779,322
Crown Castle Towers LLC, 3.222%, 05/15/22 (f)	1,950,000	1,987,752
		4,767,074
Telephone Services (0.6%)
SBA Tower Trust, 2.240%, 04/10/18 (f)	2,440,000	2,439,188

Telephone — Integrated (0.3%)
AT&T, Inc., 4.500%, 03/09/48	1,069,000	986,089

Consumer Cyclical (2.4%)
Auto/Truck Parts & Equipment-Original (2.4%)
General Motors Financial Co., Inc.
2.400%, 05/09/19	1,675,000	1,682,363
2.569%, 10/04/19 (3-Month USD LIBOR + 1.270%)(b)	3,275,000	3,325,221
3.950%, 04/13/24	2,000,000	2,048,407
Nissan Motor Acceptance Corp., 2.150%, 09/28/20 (f)	2,000,000	2,000,911
		9,056,902
Consumer, Non-cyclical (2.2%)
Consumer Products - Miscellaneous (0.9%)
Hasbro, Inc., 3.500%, 09/15/27	1,975,000	1,957,390
Newell Brands, Inc., 5.000%, 11/15/23	1,380,000	1,471,493
		3,428,883
Drugstore Chains (1.3%)
CVS Pass-Through Trust
5.298%, 01/11/27 (f)	1,233,342	1,349,375
5.880%, 01/10/28	412,822	460,302
6.036%, 12/10/28	2,248,697	2,541,587
6.943%, 01/10/30	602,192	713,684
		5,064,948
Energy (5.4%)
Oil, Gas & Consumable Fuels (0.3%)
Marathon Petroleum Corp., 5.850%, 12/15/45	1,070,000	1,175,697

Pipelines (5.1%)
Buckeye Partners L.P., 5.600%, 10/15/44	2,250,000	2,344,706
Enbridge, Inc., 6.000%, 01/15/77 (3-Month USD LIBOR + 3.890%)(b) (h)	1,100,000	1,166,000
Enterprise Products Operating LLC
4.093%, 06/01/67 (3-Month USD LIBOR + 2.778%)(b)	2,180,000	2,115,887
7.034%, 01/15/68 (3-Month USD LIBOR + 2.680%)(b)	1,835,000	1,853,350
NuStar Logistics L.P., 8.150%, 04/15/18	2,986,000	3,075,580
Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	3,000,000	3,337,421
Sunoco Logistics Partners Operations L.P.
5.400%, 10/01/47	850,000	864,631
6.850%, 02/15/40	2,150,000	2,417,777
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,850,000	2,386,196
		19,561,548
Financial (16.4%)
Banks (8.2%)
Bank of America Corp.
4.000%, 01/22/25	1,650,000	1,707,405
3.950%, 04/21/25	780,000	802,717
Barclays PLC, 2.929%, 01/10/23 (3-Month USD LIBOR + 1.625%)(b) (h)	3,300,000	3,371,247

See accompanying notes to investments in securities.

	Principal	Value(a)
Capital One Financial Corp., 5.550%, 06/01/20 (3-Month USD LIBOR + 3.800%)(b)	$1,565,000	$1,633,469
Capital One NA/Mclean VA, 2.082%, 09/13/19 (3-Month USD LIBOR + 0.765%)(b)	3,000,000	3,019,724
Citigroup, Inc., 4.400%, 06/10/25	1,500,000	1,579,126
Compass Bank, 3.875%, 04/10/25	2,500,000	2,494,758
Discover Bank
3.450%, 07/27/26	1,900,000	1,859,072
8.700%, 11/18/19	322,000	359,805
HSBC Holdings PLC, 3.262%, 03/13/23 (3-Month USD LIBOR + 1.055%)(b) (h)	1,875,000	1,913,767
JPMorgan Chase & Co., 5.000%, 07/01/19 (3-Month USD LIBOR + 3.320%)(b)	1,700,000	1,728,900
Morgan Stanley
2.532%, 05/08/24 (3-Month USD LIBOR + 1.220%)(b)	3,600,000	3,645,076
3.125%, 07/27/26	800,000	784,693
5.450%, 07/15/19 (3-Month USD LIBOR + 3.610%)(b)	1,870,000	1,928,437
5.500%, 07/28/21	740,000	820,833
Suntrust Banks, Inc., 5.050%, 06/15/22 (3-Month USD LIBOR + 3.102%)(b)	1,160,000	1,186,100
US Bancorp, 5.300%, 04/15/27 (3-Month USD LIBOR + 2.914%)(b)	1,550,000	1,689,500
Wells Fargo & Co., 3.000%, 10/23/26	1,100,000	1,075,636
		31,600,265
Diversified Financial Services (1.5%)
Block Financial LLC, 4.125%, 10/01/20	2,050,000	2,130,725
Raymond James Financial, Inc., 4.950%, 07/15/46	1,400,000	1,505,598
The Charles Schwab Corp., 4.625%, 03/01/22 (3-Month USD LIBOR + 3.315%)(b)	2,200,000	2,255,000
		5,891,323
Insurance (4.7%)
Great-West Lifeco Finance Delaware LP, 4.150%, 06/03/47 (f)	1,325,000	1,361,262
Liberty Mutual Group, Inc., 4.225%, 03/15/37 (3-Month USD LIBOR + 2.905%)(b) (f)	3,250,000	3,176,875
Nuveen Finance LLC
2.950%, 11/01/19 (f)	1,345,000	1,367,377
4.125%, 11/01/24 (f)	1,150,000	1,210,753
Peachtree Corners Funding Trust, 3.976%, 02/15/25 (f)	1,825,000	1,858,699
Teachers Insurance & Annuity Association, 4.270%, 05/15/47 (f)	2,500,000	2,583,755
The Chubb Corp., 3.554%, 04/15/37 (3-Month USD LIBOR + 2.250%)(b)	4,000,000	3,978,000
Unum Group, 5.750%, 08/15/42	1,975,000	2,351,278
		17,887,999
Real Estate Investment Trust — Health Care (1.4%)
Omega Healthcare Investors, Inc., 4.500%, 01/15/25	975,000	989,380
Physicians Realty L.P., 4.300%, 03/15/27	1,275,000	1,303,573
Ventas Realty L.P., 3.100%, 01/15/23	3,000,000	3,014,304
		5,307,257
Real Estate Investment Trust-Hotels (0.6%)
Hospitality Properties Trust
4.500%, 06/15/23	700,000	742,176
4.500%, 03/15/25	450,000	462,463
4.650%, 03/15/24	920,000	962,954
		2,167,593
Health Care (1.5%)
Health Care Providers & Services (0.8%)
NYU Hospitals Center, 4.428%, 07/01/42	1,480,000	1,549,878

See accompanying notes to investments in securities.

	Principal	Value(a)
Sinai Health System, 3.034%, 01/20/36	$1,465,000	$1,448,126
		2,998,004
Medical Products/Supplies (0.7%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	2,700,000	2,897,819

Industrials (1.5%)
Electrical Equipment (0.4%)
Keysight Technologies, Inc., 3.300%, 10/30/19	1,500,000	1,520,938

Machinery (0.8%)
Siemens Financieringsmaatschappij NV, 1.931%, 03/16/22 (3-Month USD LIBOR + 0.610%)(b) (f) (h)	3,275,000	3,297,800

Office Automation & Equipment (0.3%)
Pitney Bowes, Inc., 3.625%, 09/15/20	1,000,000	1,002,110

Information Technology (1.8%)
Electronic Equipment, Instruments & Components (0.5%)
Tech Data Corp., 3.700%, 02/15/22	1,835,000	1,850,399

Software (0.5%)
Microsoft Corp., 4.500%, 02/06/57	1,800,000	2,036,874

Technology Hardware Storage & Peripherals (0.8%)
Hewlett Packard Enterprise Co., 2.100%, 10/04/19 (f)	3,000,000	3,001,018

Technology (0.8%)
Computers (0.8%)
Dell International LLC/EMC Corp, 8.350%, 07/15/46 (f)	980,000	1,258,646
Dell International LLC/EMC Corp., 5.450%, 06/15/23 (f)	1,790,000	1,958,975
		3,217,621
Transportation (6.1%)
Airlines (5.0%)
Air Canada 2015 -1 Class C Pass Through Trust, 5.000%, 03/15/20 (f) (h)	2,600,000	2,658,500
America West Airlines 2000-1 Pass Through Trust, 8.057%, 07/02/20	509,366	573,037
American Airlines 2013-1 Class B Pass Through Trust, 5.625%, 01/15/21 (f)	1,822,975	1,918,682
American Airlines 2013-2 Class B Pass Through Trust, 5.600%, 07/15/20 (f)	1,238,028	1,296,835
American Airlines 2015-1 Class B Pass Through Trust, 3.700%, 05/01/23	1,734,465	1,738,801
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 01/15/24	497,759	530,217
British Airways PLC, 5.625%, 06/20/20 (f)	421,613	440,586
Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/19	1,301,722	1,430,267
Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 04/11/20	891,884	940,937
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.750%, 05/07/20	520,688	544,119
Delta Air Lines 2012-1 Class B Pass Through Trust, 6.875%, 05/07/19 (f)	1,340,931	1,414,682
Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 07/30/23	1,032,625	1,075,996
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 04/11/22	570,773	594,460

See accompanying notes to investments in securities.

	Principal	Value(a)
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 09/03/22	$2,230,665	$2,314,315
Virgin Australia 2013-1A Pass Through Trust, 5.000%, 10/23/23 (f) (h)	1,055,863	1,104,643
Virgin Australia 2013-1B Pass Through Trust, 6.000%, 10/23/20 (f) (h)	476,023	486,734
		19,062,811
Transport — Rail (1.1%)
BNSF Funding Trust I, 6.613%, 12/15/55 (3-Month USD LIBOR + 2.350%)(b)	3,785,000	4,343,288

Utilities (9.9%)
Electric Companies (0.9%)
Dominion Energy Gas Holdings LLC, 2.500%, 12/15/19	1,270,000	1,280,546
Indianapolis Power & Light Co., 4.700%, 09/01/45 (f)	1,900,000	2,020,045
		3,300,591
Electric Utilities (6.8%)
Cleco Corporate Holdings LLC
3.743%, 05/01/26	1,125,000	1,132,925
4.973%, 05/01/46	1,000,000	1,074,965
Dominion Energy, Inc., 5.750%, 10/01/54 (3-Month USD LIBOR + 3.057%)(b)	1,800,000	1,944,000
El Paso Electric Co., 5.000%, 12/01/44	1,165,000	1,278,097
Exelon Corp., 3.497%, 06/01/22	1,750,000	1,802,662
Exelon Generation Co. LLC, 3.400%, 03/15/22	3,900,000	3,994,671
FirstEnergy Corp., 4.850%, 07/15/47	850,000	892,028
IPALCO Enterprises, Inc.
3.450%, 07/15/20	1,400,000	1,414,000
3.700%, 09/01/24 (f)	1,175,000	1,177,877
Oncor Electric Delivery Co. LLC, 3.800%, 09/30/47 (f)	1,875,000	1,888,313
Pacific Gas & Electric Co., 1.518%, 11/30/17 (3-Month USD LIBOR + 0.200%)(b)	1,400,000	1,399,883
Pennsylvania Electric Co., 3.250%, 03/15/28 (f)	1,225,000	1,209,492
PPL Capital Funding, Inc., 3.998%, 03/30/67 (3-Month USD LIBOR + 2.665%)(b)	4,500,000	4,421,250
Southern Power Co., 4.950%, 12/15/46	2,450,000	2,605,074
		26,235,237
Gas Utilities (2.2%)
Boston Gas Co., 3.150%, 08/01/27 (f)	800,000	800,534
Brooklyn Union Gas Co., 4.504%, 03/10/46 (f)	1,300,000	1,420,170
NiSource Finance Corp., 3.950%, 03/30/48	2,750,000	2,710,309
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	2,630,000	2,706,208
4.400%, 05/30/47	775,000	800,828
		8,438,049
Total corporate obligations (cost: $186,936,737)		192,537,325
Total long-term debt securities (cost: $371,949,569)		381,189,098

	Shares
Short-Term Securities (2.8%)
Investment Companies (2.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.920% (k)	10,792,503	10,792,503
Total short-term securities (cost: $10,792,503)		10,792,503
Total investments in securities (cost: $382,742,072) (l)		391,981,601
Liabilities in excess of cash and other assets (-1.9%)		(7,400,533)
Total net assets (100.0%)		$384,581,068

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Variable rate security.
(c)	Security is issued on a when-issued or forward commitment basis. As of September 30, 2017 the total cost of investments issued on a when-issued or forward commitment basis was $9,570,930.

See accompanying notes to investments in securities.

(d)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2017, securities with an aggregate market value of $402,047 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
U.S. Long Bond	December 2017	14	Long	$2,177,044	$2,139,375	$(37,669)
5 Year U.S. Treasury Note	December 2017	160	Long	18,944,224	18,800,000	(144,224)
10 Year U.S. Treasury Note	December 2017	124	Short	(15,716,621)	(15,538,750)	177,871
					$5,400,625	$(4,022)

(f)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(g)	Illiquid security. (See Note 3.)
(h)	Foreign security: The Fund held 3.7% of net assets in foreign securities at September 30, 2017.
(i)	These securities are being fair-valued according to procedures approved by the Board of Trustees.
(j)	Step rate security.
(k)	All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of September 30, 2017.
(l)

At September 30, 2017 the cost of securities for federal income tax purposes was $383,781,224. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$10,278,651
	Gross unrealized depreciation	(2,078,274)
	Net unrealized appreciation	$8,200,377

See accompanying notes to investments in securities.

SFT Advantus Dynamic Managed Volatility Fund

Investments in Securities

September 30, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (39.8%)
Government Obligations (0.9%)
U.S. Government Agencies and Obligations (0.9%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.3%)
3.000%, 09/01/43	$167,229	$168,821
3.500%, 10/01/44	281,427	290,795
3.500%, 11/01/44	279,541	288,735
3.500%, 12/01/44	294,116	303,583
		1,051,934
Federal National Mortgage Association (FNMA) (0.3%)
3.000%, 04/01/43	253,700	255,931
3.000%, 05/01/43	111,171	112,143
3.000%, 06/01/43	323,845	326,660
3.500%, 08/01/42	142,102	147,376
3.500%, 02/01/43	157,434	163,642
		1,005,752
U.S. Treasury (0.3%)
U.S. Treasury Note, 0.625%, 04/30/18 (b)	1,000,000	996,331
Total government obligations (cost: $3,016,193)		3,054,017

Asset-Backed Security (0.3%)
Longtrain Leasing III LLC 2015-1A Class A2, 4.060%, 01/15/45 (c) (d)	1,000,000	1,020,625
Total asset-backed securities (cost: $999,580)		1,020,625

Other Mortgage-Backed Securities (0.3%)
Commercial Mortgage-Backed Securities (0.3%)
CSMC Mortgage Trust, 4.276%, 11/15/37 (d) (e)	1,000,000	1,049,699
Total other mortgage-backed securities (cost: $1,008,115)		1,049,699

Corporate Obligations (38.3%)
Basic Materials (0.0%)
Mining (0.0%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (f)	122,000	124,701

Communications (2.0%)
Cable/Satellite TV (0.6%)
Comcast Corp.
4.200%, 08/15/34 (b)	500,000	531,529
4.650%, 07/15/42	250,000	276,182
6.400%, 05/15/38 (b)	1,000,000	1,319,185
		2,126,896
Internet & Catalog Retail (0.3%)
Amazon.com, Inc., 3.875%, 08/22/37 (d)	1,000,000	1,017,676
Media (0.7%)
CBS Corp.,
3.500%, 01/15/25	750,000	763,071
4.000%, 01/15/26	250,000	258,315
Time Warner, Inc., 4.850%, 07/15/45	1,000,000	1,016,281
Viacom, Inc., 5.625%, 09/15/19	250,000	266,596
		2,304,263
Telecommunication (0.3%)
Crown Castle Towers LLC, 3.663%, 05/15/25 (d)	1,000,000	1,025,000
Wireless Telecommunication Services (0.1%)
Rogers Communications, Inc., 4.100%, 10/01/23 (f)	250,000	266,055

Consumer Cyclical (1.6%)
Auto/Truck Parts & Equipment-Original (0.4%)
Ford Motor Co., 5.291%, 12/08/46	1,500,000	1,565,106
Food & Staples Retailing (0.3%)
The Kroger Co., 4.450%, 02/01/47	1,000,000	947,130
Home Furnishings (0.3%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	1,036,801
Retail (0.6%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	989,413
Target Corp., 3.500%, 07/01/24	750,000	784,641
Wal-Mart Stores, Inc., 1.950%, 12/15/18 (b)	250,000	251,409
		2,025,463
Consumer Staples (1.8%)
Beverages (0.1%)
The Coca-Cola Co., 3.200%, 11/01/23 (b)	500,000	522,276

See accompanying notes to investments in securities.

	Principal	Value(a)
Consumer Products — Miscellaneous (0.2%)
Johnson (S.C.) & Son, Inc.,3.350%, 09/30/24 (d)	$750,000	$763,299
Food Products (0.9%)
Archer-Daniels-Midland Co., 3.750%, 09/15/47	1,000,000	986,523
General Mills, Inc., 4.150%, 02/15/43	1,000,000	994,506
Kellogg Co., 4.500%, 04/01/46	1,000,000	1,039,539
		3,020,568
Household Products (0.3%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	1,021,397
Personal Care (0.3%)
The Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	1,049,835

Consumer, Non-cyclical (1.5%)
Commercial Service — Finance (0.1%)
Moody’s Corp., 4.875%, 02/15/24	250,000	276,176

Diagnostic Equipment (0.6%)
Abbott Laboratories
3.875%, 09/15/25	750,000	775,134
4.750%, 11/30/36	1,000,000	1,104,462
4.750%, 04/15/43	250,000	264,641
		2,144,237
Drugstore Chains (0.1%)
CVS Pass-Through Trust, 6.943%, 01/10/30	183,595	217,587

Food (0.6%)
Flowers Foods, Inc., 3.500%, 10/01/26	1,000,000	982,432
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	1,139,245
		2,121,677
Pharmaceuticals (0.1%)
Novartis Capital Corp., 3.400%, 05/06/24	500,000	523,784

Energy (4.2%)
Oil, Gas & Consumable Fuels (1.6%)
Apache Corp., 3.250%, 04/15/22	181,000	183,589
Chevron Corp., 3.191%, 06/24/23 (b)	250,000	259,684
EOG Resources, Inc., 2.625%, 03/15/23	250,000	248,131
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	763,773
Noble Energy, Inc., 3.900%, 11/15/24	1,000,000	1,023,773
Phillips 66, 4.650%, 11/15/34	1,000,000	1,058,603
Total Capital International SA, 3.750%, 04/10/24 (f)	750,000	791,766
Valero Energy Corp., 3.650%, 03/15/25	1,000,000	1,025,952
		5,355,271
Pipelines (2.6%)
Andeavor Logistics LP/ Tesoro Logistics Finance Corp., 5.250%, 01/15/25	500,000	535,625
Columbia Pipeline Group, Inc., 4.500%, 06/01/25	1,000,000	1,068,325
Enbridge Energy Partners L.P., 6.500%, 04/15/18	250,000	256,206
Energy Transfer L.P., 4.900%, 03/15/35	1,000,000	993,683
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	285,712
Florida Gas Transmission Co. LLC, 4.350%, 07/15/25 (d)	1,000,000	1,062,843
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	783,020
Magellan Midstream Partners L.P., 4.200%, 10/03/47 (g)	1,000,000	987,909
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	250,958
Southern Natural Gas Co. LLC, 4.800%, 03/15/47 (d)	500,000	545,118

See accompanying notes to investments in securities.

	Principal	Value(a)
Spectra Energy Partners L.P., 2.950%, 09/25/18	$250,000	$252,557
Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,000,000	1,031,848
Williams Partners L.P.
3.750%, 06/15/27	500,000	499,276
4.300%, 03/04/24	500,000	527,461
		9,080,541
Financial (11.7%)
Banks (3.9%)
Associated Banc-Corp, 4.250%, 01/15/25	750,000	770,490
Astoria Financial Corp., 3.500%, 06/08/20	1,000,000	1,009,993
Bank of America Corp.
3.950%, 04/21/25	1,000,000	1,029,124
4.244%, 04/24/38 (3-Month USD LIBOR + 1.814%)(e)	1,000,000	1,056,996
5.700%, 01/24/22	250,000	281,410
Bank of Montreal, 2.375%, 01/25/19 (f)	250,000	251,889
Capital One Financial Corp., 4.750%, 07/15/21	250,000	270,126
Citigroup, Inc., 3.300%, 04/27/25	750,000	755,630
Credit Suisse Group Funding Guernsey, Ltd., 2.750%, 03/26/20 (f)	600,000	606,246
Discover Bank
3.100%, 06/04/20	1,000,000	1,023,360
4.250%, 03/13/26	500,000	517,308
HSBC Bank USA NA, 4.875%, 08/24/20	250,000	268,849
JPMorgan Chase & Co.
3.125%, 01/23/25	1,000,000	1,007,327
4.500%, 01/24/22	250,000	270,878
KeyBank NA, 3.180%, 05/22/22	1,000,000	1,018,624
PNC Bank NA
2.450%, 07/28/22	1,000,000	1,000,976
3.800%, 07/25/23	250,000	263,694
SunTrust Bank, 2.750%, 05/01/23	250,000	248,849
Synchrony Bank, 3.000%, 06/15/22	1,000,000	997,527
The Goldman Sachs Group, Inc., 3.850%, 01/26/27	1,000,000	1,021,664
		13,670,960
Capital Markets (0.6%)
E*TRADE Financial Corp., 2.950%, 08/24/22	1,000,000	1,002,224
The Bank of New York Mellon Corp., 3.442%, 02/07/28 (3-Month USD LIBOR + 1.069%)(e)	1,000,000	1,023,279
		2,025,503
Diversified Banks (0.3%)
Bank of America Corp., 4.183%, 11/25/27	1,000,000	1,036,476

Diversified Financial Services (1.4%)
American Express Credit Corp., 3.300%, 05/03/27	1,000,000	1,009,814
CME Group, Inc., 3.000%, 03/15/25	1,000,000	1,013,917
Discover Financial Services, 3.750%, 03/04/25	1,000,000	1,003,926
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	1,014,237
TD Ameritrade Holding Corp., 2.950%, 04/01/22	700,000	714,398
		4,756,292
Insurance (2.3%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	1,032,397
Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	500,000	544,818
First American Financial Corp., 4.600%, 11/15/24	750,000	771,638
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (d)	750,000	801,078
Manulife Financial Corp., 4.150%, 03/04/26 (f)	750,000	799,012
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	1,068,057

See accompanying notes to investments in securities.

	Principal	Value(a)
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (d)	$250,000	$265,534
Old Republic International Corp., 4.875%, 10/01/24	750,000	806,029
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	809,022
The Hanover Insurance Group, Inc., 4.500%, 04/15/26	1,000,000	1,046,692
		7,944,277
Property / Casualty Insurance (0.3%)
Arch Capital Finance LLC, 4.011%, 12/15/26	1,000,000	1,037,021
Real Estate Investment Trust — Diversified (0.3%)
Retail Properties of America, Inc., 4.000%, 03/15/25	1,000,000	964,493
Real Estate Investment Trust — Health Care (0.9%)
Healthcare Realty Trust, Inc., 3.875%, 05/01/25	1,000,000	1,008,125
Healthcare Trust of America Holdings L.P., 3.750%, 07/01/27	1,000,000	997,327
Physicians Realty L.P., 4.300%, 03/15/27	1,000,000	1,022,410
		3,027,862
Real Estate Investment Trust — Office Property (0.1%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	526,535
Real Estate Investment Trust — Residential (0.2%)
UDR, Inc., 4.000%, 10/01/25	750,000	781,094
Real Estate Investment Trust — Shopping Centers (0.1%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	260,303
Real Estate Investment Trust — Single Tenant (0.4%)
Select Income REIT, 4.500%, 02/01/25	750,000	757,815
Tanger Properties L.P., 3.875%, 12/01/23	500,000	508,874
		1,266,689
Real Estate Investment Trust — Storage (0.1%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	532,447
Specialized REITs (0.8%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	988,471
Essex Portfolio L.P., 3.500%, 04/01/25	1,000,000	1,012,348
Goodman US Finance Three LLC, 4.500%, 10/15/37 (c) (d)	500,000	506,235
HCP, Inc., 4.250%, 11/15/23	250,000	265,322
		2,772,376
Health Care (3.2%)
Biotechnology (0.4%)
Amgen, Inc., 5.700%, 02/01/19	250,000	262,602
Celgene Corp., 3.875%, 08/15/25	1,000,000	1,055,116
		1,317,718
Health Care Equipment & Supplies (0.3%)
Zimmer Biomet Holdings, Inc., 3.550%, 04/01/25	1,000,000	1,009,715
Health Care Providers & Services (0.7%)
Aetna, Inc., 3.875%, 08/15/47	1,000,000	1,010,806
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	261,864
UnitedHealth Group, Inc.
2.750%, 02/15/23	250,000	252,750
3.750%, 07/15/25 (b)	1,000,000	1,061,210
		2,586,630
Pharmaceuticals (1.8%)
AbbVie, Inc., 3.600%, 05/14/25	1,000,000	1,036,776
Allergan Funding SCS, 3.800%, 03/15/25 (f)	670,000	695,801
Bristol-Myers Squibb Co., 3.250%, 11/01/23	500,000	517,087
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	1,035,400

See accompanying notes to investments in securities.

	Principal	Value(a)
Eli Lilly & Co., 3.950%, 05/15/47	$1,000,000	$1,034,831
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,259,402
Mylan, Inc., 4.200%, 11/29/23	500,000	520,988
		6,100,285
Industrials (4.4%)
Aerospace & Defense (0.7%)
Harris Corp., 3.832%, 04/27/25	1,000,000	1,037,205
Rockwell Collins, Inc., 3.700%, 12/15/23	500,000	524,081
United Technologies Corp., 4.050%, 05/04/47	1,000,000	1,013,633
		2,574,919
Air Freight & Logistics (0.3%)
FedEx Corp., 4.400%, 01/15/47	1,000,000	1,039,527
Building Products (0.3%)
CRH America Finance, Inc., 4.400%, 05/09/47 (d)	1,000,000	1,034,214
Electrical Equipment (0.5%)
Flex. Ltd., 4.750%, 06/15/25 (f)	1,000,000	1,080,843
Trimble, Inc., 4.750%, 12/01/24	750,000	805,892
		1,886,735
Electronic Parts Distributions (0.4%)
Avnet, Inc., 3.750%, 12/01/21	1,500,000	1,532,490
Environmental Control (0.3%)
Waste Management, Inc., 3.900%, 03/01/35	1,000,000	1,034,561
Industrial Conglomerates (0.3%)
3M Co., 3.625%, 10/15/47 (g)	1,000,000	995,127
Machinery (0.5%)
Caterpillar Financial Services Corp., 3.750%, 11/24/23	750,000	797,134
CNH Industrial Capital LLC, 3.875%, 07/16/18	750,000	758,438
		1,555,572
Miscellaneous Manufacturing (0.4%)
Textron, Inc.
3.875%, 03/01/25	750,000	776,690
4.300%, 03/01/24	500,000	530,329
		1,307,019
Road & Rail (0.1%)
Kansas City Southern, 4.300%, 05/1`5/43	250,000	251,826
Tools-Hand Held (0.2%)
Stanley Black & Decker, Inc., 2.451%, 11/17/18	800,000	805,058
Transportation (0.1%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	372,474
Trucking & Leasing (0.3%)
GATX Corp., 3.250%, 03/30/25	1,000,000	993,335

Information Technology (1.7%)
Communications Equipment (0.5%)
Juniper Networks, Inc., 4.500%, 03/15/24	500,000	531,536
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	1,091,164
		1,622,700
Computers (0.3%)
Apple, Inc., 4.375%, 05/13/45 (b)	1,000,000	1,086,638
Internet Software & Services (0.2%)
eBay, Inc., 3.450%, 08/01/24	750,000	760,287
IT Services (0.4%)
The Western Union Co., 3.350%, 05/22/19	500,000	508,161
Total System Services, Inc., 4.800%, 04/01/26	750,000	819,626
		1,327,787

See accompanying notes to investments in securities.

	Principal	Value(a)
Software (0.3%)
Fiserv, Inc., 3.850%, 06/01/25	$1,000,000	$1,044,325

Materials (1.2%)
Chemicals (0.9%)
Potash Corp. of Saskatchewan, Inc., 3.000%, 04/01/25 (f)	1,000,000	977,585
The Dow Chemical Co., 3.500%, 10/01/24	750,000	773,496
The Mosaic Co., 5.450%, 11/15/33	200,000	206,712
The Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	1,038,818
		2,996,611
Construction Materials (0.3%)
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	1,014,463

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.
4.350%, 06/15/45	250,000	229,455
4.500%, 05/15/35	1,000,000	987,287
4.600%, 02/15/21	750,000	796,724
Verizon Communications, Inc., 5.250%, 03/16/37	1,000,000	1,096,636
		3,110,102
Transportation (0.9%)
Airlines (0.6%)
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 09/22/27	928,983	968,465
British Airways 2013-1 Class A Pass Through Trust, 4.625%, 06/20/24 (d)	850,942	912,550
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 08/15/25	213,081	226,303
		2,107,318
Transport — Rail (0.3%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	530,467
Union Pacific Corp., 3.750%, 03/15/24	500,000	530,437
		1,060,904
Utilities (3.2%)
Electric Utilities (1.9%)
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	1,083,585
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	976,839
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	257,483
Northern States Power Co., 3.600%, 09/15/47	1,000,000	986,444
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	785,049
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	1,058,908
PPL Capital Funding, Inc., 3.400%, 06/01/23	250,000	257,399
Southern California Edison Co., 4.000%, 04/01/47	1,000,000	1,052,619
		6,458,326
Electric — Integrated (0.1%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	263,454
Gas Utilities (0.4%)
ONEOK, Inc., 4.000%, 07/13/27	500,000	506,200
Washington Gas Light Co., 3.796%, 09/15/46	1,000,000	984,735
		1,490,935
Multi-Utilities (0.4%)
Dominion Energy Gas Holdings LLC, 3.550%, 11/01/23	250,000	256,976
National Fuel Gas Co., 5.200%, 07/15/25	1,000,000	1,071,776
		1,328,752
Water Utilities (0.4%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	996,148

See accompanying notes to investments in securities.

	Shares/Principal/ Contracts	Value(a)
Aquarion Co., 4.000%, 08/15/24 (c) (d)	$500,000	$522,331
		1,518,479
Total corporate obligations (cost: $128,748,212)		132,726,353
Total long-term debt securities (cost: $133,772,100)		137,850,694
Purchased Options (0.0%)
(cost: $75,790)		47,763
Mutual Funds (46.5%)
Investment Companies (46.5%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	44,500	5,394,735
SFT Advantus Index 500 Fund (h)	14,224,618	141,866,126
SPDR S&P 500 ETF Trust (b)	36,170	9,086,989
Vanguard S&P 500 ETF	20,175	4,655,583
Total mutual funds (cost: $123,653,386)		161,003,433
Short-Term Securities (13.5%)
Investment Companies (13.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.920% (i)	46,786,736	46,786,736
Total short-term securities (cost: $46,786,736)		46,786,736
Total investments in securities (cost: $304,288,012) (j)		345,688,626
Cash and other assets in excess of liabilities (0.2%)		555,044
Total net assets (100.0%)		$346,243,670

Investments in Securities Legend

(a)                   Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)                   Fully or partially pledged as initial margin deposits on open futures contracts.

See accompanying notes to investments in securities.

Holdings of Open Futures Contracts

On September 30, 2017, securities with an aggregate market value of $12,222,016 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	December 2017	200	Short	$(25,504,076)	$(25,062,500)	$441,576
S&P 500® Index Future	December 2017	192	Long	117,982,207	120,772,800	2,790,593
					$95,710,300	$3,232,169

(c)          Illiquid security. (See Note 3.)

(d)         Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(e)          Variable rate security.

(f)           Foreign security: The Fund held 1.6% of net assets in foreign securities at September 30, 2017.

(g)          Security is issued on a when-issued or forward commitment basis. As of September 30, 2017 the total cost of investments issued on a when-issued or forward commitment basis was $1,983,990.

(h)         Affiliated security.

(i)             All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of September 30, 2017.

(j)            At September 30, 2017 the cost of securities for federal income tax purposes was $304,313,620. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$41,661,815
Gross unrealized depreciation	(286,809)
Net unrealized appreciation	$41,375,006

Purchased Options	Contracts	Expiration Date	Notional Amount	Exercise Price	Value(a)
Call- CBOE SPX Volatility Index	1,075	October 2017	$107,500	$20.00	$21,500
Call- CBOE SPX Volatility Index	955	October 2017	95,500	27.50	26,263
					$47,763

See accompanying notes to investments in securities.

SFT Advantus Government Money Market Fund

Investments in Securities

September 30, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
U.S. Government Obligations (99.6%)
Discount Notes (28.3%)
Federal Home Loan Bank
1.056%, 10/04/17 (b)	$1,200,000	$1,199,896
1.078%, 12/06/17 (b)	1,500,000	1,497,085
1.079%, 11/14/17 (b)	4,500,000	4,494,170
1.079%, 01/05/18 (b)	2,000,000	1,994,347
1.083%, 12/29/17 (b)	1,000,000	997,367
1.154%, 12/29/17 (b)	4,000,000	3,988,776
1.159%, 01/26/18 (b)	4,500,000	4,483,371
Federal Home Loan Mortgage Corporation, 1.120%, 02/02/18 (b)	1,500,000	1,494,317
		20,149,329
Federal Home Loan Mortgage Corporation (FHLMC) (5.6%)
Federal Home Loan Mortgage Corporation
0.920%, 12/20/17	2,000,000	1,999,582
1.000%, 12/15/17	2,000,000	1,999,473
		3,999,055
U.S. Treasury (65.7%)
U.S. Treasury Bill
1.107%, 01/11/18	3,000,000	2,990,769
1.118%, 02/22/18	6,700,000	6,670,614
U.S. Treasury Note
1.221%, 10/31/17 (3-Month U.S. Treasury Money Market Yield +0.168%) (c)	19,600,000	19,602,856
1.227%, 07/31/18 (3-Month U.S. Treasury Money Market Yield +0.174%) (c)	10,000,000	10,018,314
1.325%, 01/31/18 (3-Month U.S. Treasury Money Market Yield +0.272%) (c)	7,500,000	7,507,898
		46,790,451
Total U.S. government obligations (cost: $70,938,835)		70,938,835
Investment Companies (0.5%)
State Street Institutional US Government Money Market Fund, 0.880%, 10/02/17	389,059	389,059
Total investment companies (cost: $389,059)		389,059
Total investments in securities (cost: $71,327,894) (d)		71,327,894
Liabilities in excess of cash and other assets (-0.1%)		(98,041)
Total net assets (100.0%)		$71,229,853

Investments in Securities Legend

(a)        Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)        Rate represents annualized yield at date of purchase.

(c)        Variable rate security.

(d)        Also represents the cost of securities for federal income tax purposes at September 30, 2017.

See accompanying notes to investments in securities.

SFT Advantus Index 400 Mid-Cap Fund

Investments in Securities

September 30, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.4%)
Consumer Discretionary (11.0%)
Auto Components (0.7%)
Cooper Tire & Rubber Co.	6,543	$244,708
Dana, Inc.	18,249	510,242
Gentex Corp.	36,103	714,840
		1,469,790
Automobiles (0.3%)
Thor Industries, Inc.	6,183	778,502

Distributors (0.3%)
Pool Corp.	5,269	569,948

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.	7,848	281,351
Graham Holdings Co. - Class B	618	361,592
Service Corp. International/US	23,632	815,304
Sotheby’s (b)	4,728	218,008
		1,676,255
Hotels, Restaurants & Leisure (2.3%)
Brinker International, Inc.	6,171	196,608
Buffalo Wild Wings, Inc. (b)	1,938	204,847
Churchill Downs, Inc.	1,656	341,467
Cracker Barrel Old Country Store, Inc.	3,099	469,870
Domino’s Pizza, Inc.	6,153	1,221,678
Dunkin’ Brands Group, Inc.	11,409	605,590
ILG, Inc.	13,424	358,823
International Speedway Corp. - Class A	3,115	112,140
Jack in the Box, Inc.	3,771	384,340
Papa John’s International, Inc.	3,401	248,511
Texas Roadhouse, Inc.	8,262	405,995
The Cheesecake Factory, Inc.	5,483	230,944
The Wendy’s Co.	23,086	358,526
		5,139,339
Household Durables (1.8%)
CalAtlantic Group, Inc.	9,614	352,161
Helen of Troy, Ltd. (b)	3,464	335,662
KB Home	10,490	253,019
NVR, Inc. (b)	447	1,276,185
Tempur Sealy International, Inc. (b)	5,792	373,700
Toll Brothers, Inc.	19,234	797,634
TRI Pointe Group, Inc. (b)	19,134	264,240
Tupperware Brands Corp.	6,387	394,844
		4,047,445
Internet & Direct Marketing Retail (0.1%)
HSN, Inc.	3,990	155,809

Leisure Equipment & Products (0.6%)
Brunswick Corp.	11,174	625,409
Polaris Industries, Inc.	7,396	773,843
		1,399,252
Media (1.5%)
AMC Networks, Inc. - Class A (b)	6,597	385,727
Cable One, Inc.	628	453,491
Cinemark Holdings, Inc.	13,374	484,273
John Wiley & Sons, Inc. - Class A	5,653	302,435
Live Nation Entertainment, Inc. (b)	16,941	737,781
Meredith Corp.	4,991	277,000
TEGNA, Inc.	27,106	361,323
The New York Times Co. - Class A	15,894	311,522
		3,313,552
Multiline Retail (0.2%)
Big Lots, Inc.	5,605	300,260
Dillard’s, Inc. - Class A	2,640	148,025
		448,285
Specialty Retail (1.8%)
Aaron’s, Inc.	7,839	342,016
American Eagle Outfitters, Inc.	21,266	304,104
AutoNation, Inc. (b)	8,220	390,121
Bed Bath & Beyond, Inc.	18,221	427,647
Dick’s Sporting Goods, Inc.	10,703	289,088
GameStop Corp. - Class A	12,784	264,118
Murphy USA, Inc. (b)	4,239	292,491
Office Depot, Inc.	65,545	297,574
Sally Beauty Holdings, Inc. (b)	16,610	325,224
The Michaels Cos., Inc. (b)	13,958	299,678
Urban Outfitters, Inc. (b)	10,276	245,596
Williams-Sonoma, Inc.	10,062	501,691
		3,979,348
Textiles, Apparel & Luxury Goods (0.6%)
Carter’s, Inc.	6,009	593,389
Deckers Outdoor Corp. (b)	3,989	272,887
Skechers U.S.A., Inc. - Class A (b)	16,890	423,770
		1,290,046

See accompanying notes to investments in securities.

	Shares	Value(a)
Consumer Staples (3.7%)
Beverages (0.1%)
The Boston Beer Co., Inc. - Class A (b)	1,130	$176,506

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	4,816	527,111
Sprouts Farmers Market, Inc. (b)	15,941	299,213
United Natural Foods, Inc. (b)	6,376	265,178
		1,091,502
Food Products (2.5%)
Dean Foods Co.	11,473	124,826
Flowers Foods, Inc.	23,244	437,220
Ingredion, Inc.	9,049	1,091,671
Lamb Weston Holdings, Inc.	18,481	866,574
Lancaster Colony Corp.	2,457	295,135
Post Holdings, Inc. (b)	8,366	738,467
Sanderson Farms, Inc.	2,530	408,645
Snyder’s-Lance, Inc.	10,751	410,043
The Hain Celestial Group, Inc. (b)	13,059	537,378
Tootsie Roll Industries, Inc.	2,422	92,036
TreeHouse Foods, Inc. (b)	7,172	485,759
		5,487,754
Household Products (0.1%)
Energizer Holdings, Inc.	7,806	359,466

Personal Products (0.5%)
Avon Products, Inc. (b) (c)	55,528	129,380
Edgewell Personal Care Co. (b)	7,149	520,233
Nu Skin Enterprises, Inc.	6,292	386,832
		1,036,445
Energy (3.7%)
Energy Equipment & Services (1.5%)
Core Laboratories NV (c)	5,582	550,943
Diamond Offshore Drilling, Inc. (b)	8,142	118,059
Dril-Quip, Inc. (b)	4,740	209,271
Ensco PLC - Class A (c)	38,327	228,812
Nabors Industries, Ltd.	36,080	291,166
Oceaneering International, Inc.	12,404	325,853
Patterson-UTI Energy, Inc.	26,975	564,857
Rowan Cos., PLC - Class A (b)	14,365	184,590
Superior Energy Services, Inc. (b)	19,294	206,060
Transocean, Ltd. (b) (c)	49,410	531,652
		3,211,263
Oil, Gas & Consumable Fuels (2.2%)
Callon Petroleum Co. (b)	25,418	285,698
Consol Energy, Inc. (b)	26,177	443,438
Gulfport Energy Corp. (b)	20,805	298,344
HollyFrontier Corp.	22,390	805,368
Matador Resources Co. (b)	11,273	306,062
Murphy Oil Corp.	20,500	544,480
PBF Energy, Inc. Class A	13,847	382,316
QEP Resources, Inc. (b)	30,362	260,202
SM Energy Co.	12,941	229,573
Southwestern Energy Co. (b)	64,377	393,344
World Fuel Services Corp.	8,618	292,236
WPX Energy, Inc. (b)	50,303	578,485
		4,819,546
Financial (16.4%)
Capital Markets (3.2%)
Eaton Vance Corp.	14,515	716,606
Factset Research Systems, Inc.	4,966	894,426
Federated Investors, Inc. - Class B	12,056	358,063
Janus Henderson Group PLC (c)	22,770	793,307
Legg Mason, Inc.	11,005	432,607
MarketAxess Holdings, Inc.	4,818	888,969
MSCI, Inc.	11,431	1,336,284
SEI Investments Co.	16,592	1,013,107
Stifel Financial Corp.	8,625	461,092
		6,894,461
Commercial Banks (8.2%)
Associated Banc-Corp.	19,129	463,878
BancorpSouth, Inc.	10,703	343,031
Bank of Hawaii Corp.	5,360	446,810
Bank of the Ozarks, Inc.	15,330	736,606
Cathay General Bancorp	9,601	385,960
Chemical Financial Corp.	8,978	469,190
Commerce Bancshares, Inc.	11,306	653,148
Cullen/Frost Bankers, Inc.	7,390	701,459
East West Bancorp, Inc.	18,240	1,090,387
First Horizon National Corp.	29,513	565,174
FNB Corp.	40,789	572,270
Fulton Financial Corp.	22,069	413,794
Hancock Holding Co.	10,670	516,961
Home BancShares, Inc.	16,074	405,386
International Bancshares Corp.	6,848	274,605
MB Financial, Inc.	10,599	477,167
PacWest Bancorp	15,132	764,317

See accompanying notes to investments in securities.

	Shares	Value(a)
Pinnacle Financial Partners, Inc.	9,326	$624,376
Prosperity Bancshares, Inc.	8,772	576,584
Signature Bank (b)	6,951	890,006
Sterling Bancorp	20,000	493,000
SVB Financial Group (b)	6,698	1,253,129
Synovus Financial Corp.	15,339	706,514
TCF Financial Corp.	21,617	368,354
Texas Capital Bancshares, Inc. (b)	6,257	536,851
Trustmark Corp.	8,550	283,176
UMB Financial Corp.	5,512	410,589
Umpqua Holdings Corp.	27,824	542,846
United Bankshares, Inc.	13,236	491,717
Valley National Bancorp	33,308	401,361
Webster Financial Corp.	11,640	611,682
Wintrust Financial Corp.	7,026	550,206
		18,020,534
Consumer Finance (0.3%)
SLM Corp. (b)	54,563	625,838

Insurance (4.2%)
Alleghany Corp. (b)	1,969	1,090,846
American Financial Group, Inc.	8,681	898,050
Aspen Insurance Holdings, Ltd. (c)	7,561	305,464
Brown & Brown, Inc.	14,672	707,044
CNO Financial Group, Inc.	21,370	498,776
First American Financial Corp.	13,922	695,682
Genworth Financial, Inc. - Class A (b)	63,109	242,970
Kemper Corp.	6,139	325,367
Mercury General Corp.	4,572	259,187
Old Republic International Corp.	30,947	609,346
Primerica, Inc.	5,644	460,268
Reinsurance Group of America, Inc.	8,129	1,134,239
RenaissanceRe Holdings, Ltd. (c)	5,128	692,998
The Hanover Insurance Group, Inc.	5,347	518,285
WR Berkley Corp.	12,114	808,488
		9,247,010
Thrifts & Mortgage Finance (0.5%)
New York Community Bancorp, Inc.	61,740	795,829
Washington Federal, Inc.	11,191	376,577
		1,172,406
Health Care (7.9%)
Biotechnology (0.7%)
Bioverativ, Inc. (b)	13,654	779,234
United Therapeutics Corp. (b)	5,493	643,725
		1,422,959
Health Care Equipment & Supplies (3.0%)
ABIOMED, Inc. (b)	5,298	893,243
Globus Medical, Inc. (b)	9,109	270,719
Halyard Health, Inc. (b)	5,875	264,551
Hill-Rom Holdings, Inc.	8,330	616,420
LivaNova PLC (b) (c)	5,451	381,897
Masimo Corp. (b)	6,042	522,996
NuVasive, Inc. (b)	6,378	353,724
STERIS PLC (c)	10,722	947,825
Teleflex, Inc.	5,750	1,391,327
West Pharmaceutical Services, Inc.	9,380	902,919
		6,545,621
Health Care Providers & Services (1.6%)
Acadia Healthcare Co., Inc. (b)	10,327	493,218
HealthSouth Corp.	12,392	574,369
LifePoint Health, Inc. (b)	5,014	290,311
Mednax, Inc. (b)	11,742	506,315
Molina Healthcare, Inc. (b)	5,561	382,374
Owens & Minor, Inc.	7,715	225,278
Tenet Healthcare Corp. (b)	10,123	166,321
WellCare Health Plans, Inc. (b)	5,672	974,109
		3,612,295
Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc. (b)	22,809	324,572
Medidata Solutions, Inc. (b)	7,397	577,410
		901,982
Life Sciences Tools & Services (1.3%)
Bio-Rad Laboratories, Inc. - Class A (b)	2,527	561,550
Bio-Techne Corp.	4,777	577,491
Charles River Laboratories International, Inc. (b)	6,065	655,141
INC Research Holdings, Inc. - Class A (b)	7,080	370,284
PAREXEL International Corp. (b)	6,508	573,225
		2,737,691

See accompanying notes to investments in securities.

	Shares	Value(a)
Pharmaceuticals (0.9%)
Akorn, Inc. (b)	11,845	$393,136
Catalent, Inc. (b)	16,635	664,069
Endo International PLC (b) (c)	25,408	217,619
Mallinckrodt PLC (b)	12,286	459,128
Prestige Brands Holdings, Inc. (b)	6,677	334,451
		2,068,403
Industrials (15.2%)
Aerospace & Defense (1.9%)
Curtiss-Wright Corp.	5,586	583,961
Esterline Technologies Corp. (b)	3,335	300,650
Huntington Ingalls Industries, Inc.	5,794	1,311,993
KLX, Inc. (b)	6,429	340,287
Orbital ATK, Inc.	7,277	969,005
Teledyne Technologies, Inc. (b)	4,509	717,743
		4,223,639
Airlines (0.3%)
JetBlue Airways Corp. (b)	41,585	770,570

Building Products (0.4%)
Lennox International, Inc.	4,849	867,826

Commercial Services & Supplies (1.8%)
Clean Harbors, Inc. (b)	6,572	372,632
Copart, Inc. (b)	25,336	870,798
Deluxe Corp.	6,111	445,859
Herman Miller, Inc.	7,547	270,937
HNI Corp.	5,535	229,537
MSA Safety, Inc.	4,297	341,655
Pitney Bowes, Inc.	23,544	329,851
Rollins, Inc.	12,109	558,709
The Brink’s Co.	6,383	537,768
		3,957,746
Construction & Engineering (1.2%)
AECOM (b)	19,813	729,317
Dycom Industries, Inc. (b)	3,923	336,907
EMCOR Group, Inc.	7,478	518,824
Granite Construction, Inc.	4,973	288,185
KBR, Inc.	17,685	316,208
Valmont Industries, Inc.	2,884	455,960
		2,645,401
Electrical Equipment (1.2%)
Belden, Inc.	5,301	426,890
EnerSys	5,460	377,668
Hubbell, Inc.	6,916	802,394
Regal Beloit Corp.	5,634	445,086
Woodward, Inc.	6,962	540,321
		2,592,359
Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	7,987	801,016

Machinery (4.7%)
AGCO Corp.	8,325	614,135
Crane Co.	6,437	514,896
Donaldson Co., Inc.	16,573	761,363
Graco, Inc.	7,113	879,807
IDEX Corp.	9,634	1,170,242
ITT, Inc.	11,093	491,087
Kennametal, Inc.	10,167	410,137
Lincoln Electric Holdings, Inc.	7,807	715,746
Nordson Corp.	6,419	760,651
Oshkosh Corp.	9,442	779,343
Terex Corp.	10,738	483,425
The Timken Co.	8,661	420,491
The Toro Co.	13,581	842,837
Trinity Industries, Inc.	19,111	609,641
Wabtec Corp.	10,801	818,176
		10,271,977
Marine (0.2%)
Kirby Corp. (b)	6,795	448,130

Professional Services (0.7%)
Dun & Bradstreet Corp.	4,730	550,619
Manpowergroup, Inc.	8,468	997,700
		1,548,319
Road & Rail (1.7%)
Avis Budget Group, Inc. (b)	9,196	350,000
Genesee & Wyoming, Inc. - Class A (b)	7,748	573,429
Knight-Swift Transportation Holdings, Inc. (b)	16,138	670,534
Landstar System, Inc.	5,349	533,028
Old Dominion Freight Line, Inc.	8,643	951,681
Ryder System, Inc.	6,661	563,188
Werner Enterprises, Inc.	5,630	205,776
		3,847,636
Trading Companies & Distributors (0.7%)
GATX Corp.	4,858	299,058
MSC Industrial Direct Co. - Class A	5,742	433,923
Now, Inc. (b)	13,592	187,706
Watsco, Inc.	3,888	626,240
		1,546,927

See accompanying notes to investments in securities.

	Shares	Value(a)
Information Technology (16.6%)
Communications Equipment (1.4%)
ARRIS International PLC (b)	22,317	$635,811
Brocade Communications Systems, Inc.	52,312	625,128
Ciena Corp. (b)	17,897	393,197
InterDigital, Inc.	4,392	323,910
NetScout Systems, Inc. (b)	11,320	366,202
Plantronics, Inc.	4,249	187,891
ViaSat, Inc. (b)	6,821	438,727
		2,970,866
Computers & Peripherals (0.5%)
3D Systems Corp. (b)	14,389	192,669
Diebold Nixdorf, Inc.	9,528	217,715
NCR Corp. (b)	15,300	574,056
		984,440
Electronic Equipment, Instruments & Components (4.4%)
Arrow Electronics, Inc. (b)	11,116	893,838
Avnet, Inc.	15,559	611,469
Cognex Corp.	10,918	1,204,037
Coherent, Inc. (b)	3,144	739,374
IPG Photonics Corp. (b)	4,796	887,548
Jabil , Inc.	22,662	647,000
Keysight Technologies, Inc. (b)	23,437	976,385
Knowles Corp. (b)	11,256	171,879
Littelfuse, Inc.	2,942	576,279
National Instruments Corp.	13,529	570,518
SYNNEX Corp.	3,732	472,135
Tech Data Corp. (b)	4,377	388,896
Trimble, Inc. (b)	31,926	1,253,096
Vishay Intertechnology, Inc.	16,922	318,134
		9,710,588
Internet Software & Services (0.6%)
Cars.com, Inc. (b)	9,035	240,421
j2 Global, Inc.	6,067	448,230
LogMeIn, Inc.	6,631	729,742
		1,418,393
IT Services (3.3%)
Acxiom Corp. (b)	10,070	248,125
Broadridge Financial Solutions, Inc.	14,727	1,190,236
Convergys Corp.	11,783	305,062
CoreLogic, Inc. (b)	10,685	493,861
DST Systems, Inc.	7,650	419,832
Jack Henry & Associates, Inc.	9,803	1,007,650
Leidos Holdings, Inc.	17,971	1,064,243
MAXIMUS, Inc.	8,183	527,803
Sabre Corp.	26,370	477,297
Science Applications International Corp.	5,471	365,736
Teradata Corp. (b)	15,930	538,275
WEX, Inc. (b)	5,045	566,150
		7,204,270
Office Electronics (0.3%)
Zebra Technologies Corp. - Class A (b)	6,761	734,109

Semiconductors & Semiconductor Equipment (2.6%)
Cirrus Logic, Inc. (b)	8,024	427,840
Cree, Inc. (b)	12,282	346,230
Cypress Semiconductor Corp.	42,038	631,411
First Solar, Inc. (b)	10,297	472,426
Integrated Device Technology, Inc. (b)	16,789	446,252
Microsemi Corp. (b)	14,578	750,475
Monolithic Power Systems, Inc.	4,850	516,767
Silicon Laboratories, Inc. (b)	5,363	428,504
Synaptics, Inc. (b)	4,230	165,731
Teradyne, Inc.	25,013	932,735
Versum Materials, Inc.	13,719	532,571
		5,650,942
Software (3.4%)
ACI Worldwide, Inc. (b)	14,902	339,468
Blackbaud, Inc.	6,080	533,824
CDK Global, Inc.	16,653	1,050,638
CommVault Systems, Inc. (b)	5,367	326,314
Fair Isaac Corp.	3,877	544,718
Fortinet, Inc. (b)	19,111	684,938
Manhattan Associates, Inc. (b)	8,666	360,246
PTC, Inc. (b)	14,584	820,787
Take-Two Interactive Software, Inc. (b)	13,469	1,376,936
The Ultimate Software Group, Inc. (b)	3,583	679,337
Tyler Technologies, Inc. (b)	4,391	765,439
		7,482,645
Technology Hardware & Equipment (0.1%)
VeriFone Systems, Inc. (b)	14,090	285,745

Materials (6.9%)
Chemicals (2.9%)
Ashland Global Holdings, Inc.	7,856	513,704

See accompanying notes to investments in securities.

	Shares	Value(a)
Cabot Corp.	7,863	$438,755
Minerals Technologies, Inc.	4,386	309,871
NewMarket Corp.	1,205	513,029
Olin Corp.	20,944	717,332
PolyOne Corp.	10,321	413,149
RPM International, Inc.	16,864	865,798
Sensient Technologies Corp.	5,579	429,137
The Chemours Co.	23,287	1,178,555
The Scotts Miracle-Gro Co. - Class A	5,170	503,248
Valvoline, Inc.	25,619	600,765
		6,483,343
Construction Materials (0.3%)
Eagle Materials, Inc.	6,098	650,657

Containers & Packaging (1.3%)
Aptargroup, Inc.	7,980	688,754
Bemis Co., Inc.	11,481	523,189
Greif, Inc. - Class A	3,205	187,621
Owens-Illinois, Inc. (b)	20,539	516,761
Silgan Holdings, Inc.	9,345	275,023
Sonoco Products Co.	12,546	632,946
		2,824,294
Metals & Mining (2.0%)
Allegheny Technologies, Inc. (b)	13,738	328,338
Carpenter Technology Corp.	5,882	282,513
Commercial Metals Co.	14,616	278,143
Compass Minerals International, Inc.	4,227	274,332
Reliance Steel & Aluminum Co.	9,201	700,840
Royal Gold, Inc.	8,249	709,744
Steel Dynamics, Inc.	30,328	1,045,406
United States Steel Corp.	22,049	565,777
Worthington Industries, Inc.	5,659	260,314
		4,445,407
Paper & Forest Products (0.4%)
Domtar Corp.	7,901	342,824
Louisiana-Pacific Corp. (b)	18,273	494,833
		837,657
Real Estate (9.2%)
Diversified REITs (0.1%)
Alexander & Baldwin, Inc.	5,807	269,038

Health Care REITs (1.2%)
Healthcare Realty Trust, Inc.	15,599	504,472
Medical Properties Trust, Inc.	45,952	603,350
Omega Healthcare Investors, Inc.	24,846	792,836
Quality Care Properties, Inc. (b)	11,816	183,148
Senior Housing Properties Trust	29,988	586,265
		2,670,071
Hotels & Resort REITs (0.4%)
Hospitality Properties Trust	20,737	590,797
LaSalle Hotel Properties	14,293	414,783
		1,005,580
Industrial REITs (0.9%)
DCT Industrial Trust, Inc.	11,768	681,602
First Industrial Realty Trust, Inc.	15,152	455,924
Liberty Property Trust	18,584	763,059
		1,900,585
Office REITs (1.8%)
Corporate Office Properties Trust	12,533	411,458
Cousins Properties, Inc.	53,102	495,973
Douglas Emmett, Inc.	19,357	763,053
Highwoods Properties, Inc.	13,052	679,879
JBG SMITH Properties (b)	11,806	403,883
Kilroy Realty Corp.	12,408	882,457
Mack-Cali Realty Corp.	11,342	268,919
		3,905,622
Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	5,793	715,436

Residential REITs (1.0%)
American Campus Communities, Inc.	17,249	761,543
Camden Property Trust	11,704	1,070,331
Education Realty Trust, Inc.	9,238	331,921
		2,163,795
Retail REITs (1.1%)
National Retail Properties, Inc.	18,868	786,041
Tanger Factory Outlet Centers, Inc.	12,006	293,186
Taubman Centers, Inc.	7,648	380,106
Urban Edge Properties	13,382	322,774
Washington Prime Group, Inc.	23,398	194,905

See accompanying notes to investments in securities.

	Shares	Value(a)
Weingarten Realty Investors	15,100	$479,274
		2,456,286
Specialized REITs (2.4%)
CoreCivic, Inc.	14,915	399,275
CoreSite Realty Corp.	4,323	483,744
CyrusOne, Inc.	11,542	680,170
EPR Properties	8,088	564,057
Lamar Advertising Co. - Class A	10,604	726,692
Life Storage, Inc.	5,852	478,752
Potlatch Corp.	5,091	259,641
Rayonier, Inc.	16,263	469,838
Sabra Health Care REIT, Inc.	20,210	443,407
The GEO Group, Inc.	15,671	421,550
Uniti Group, Inc.	20,851	305,676
		5,232,802
Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	9,872	116,391

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	11,598	323,468

Utilities (5.6%)
Electric Utilities (1.4%)
Great Plains Energy, Inc.	27,219	824,736
Hawaiian Electric Industries, Inc.	13,729	458,137
IDACORP, Inc.	6,352	558,531
PNM Resources, Inc.	10,055	405,217
Westar Energy, Inc.	17,932	889,427
		3,136,048
Gas Utilities (2.5%)
Atmos Energy Corp.	13,411	1,124,378
Energen Corp. (b)	12,254	670,049
National Fuel Gas Co.	10,783	610,426
New Jersey Resources Corp.	10,912	459,941
ONE GAS, Inc.	6,588	485,140
Southwest Gas Holdings, Inc.	5,988	464,788
UGI Corp.	21,855	1,024,125
WGL Holdings, Inc.	6,458	543,764
		5,382,611
Multi-Utilities (1.4%)
Black Hills Corp.	6,735	463,840
MDU Resources Group, Inc.	24,656	639,823
NorthWestern Corp.	6,091	346,822
OGE Energy Corp.	25,211	908,352
Vectren Corp.	10,472	688,743
		3,047,580
Water Utilities (0.3%)
Aqua America, Inc.	22,421	744,153
Total common stocks (cost: $150,301,886)		211,973,621

Short-Term Securities (3.8%)
Investment Companies (3.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.920%	8,387,488	8,387,488
Total short-term securities (cost: $8,387,488)		8,387,488
Total investments in securities (cost: $158,689,374) (d)		220,361,109
Liabilities in excess of cash and other assets (-1.8%)		(388,464)
Total net assets (100.0%)		$219,972,645

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Non-income producing security.

(c)          Foreign security: The Fund held 2.2% of net assets in foreign securities at September 30, 2017.

(d)         At September 30, 2017 the cost of securities for federal income tax purposes was $159,045,079. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$70,577,336
Gross unrealized depreciation	(9,261,306)
Net unrealized appreciation	$61,316,030

See accompanying notes to investments in securities.

Holdings of Open Futures Contracts

On September 30, 2017, cash in the amount of $264,000 has been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
S&P Mid 400® E-Mini Index Future	December 2017	41	Long	$7,063,996	$7,362,370	$298,374

See accompanying notes to investments in securities.

SFT Advantus Index 500 Fund

Investments in Securities

September 30, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.4%)
Consumer Discretionary (11.7%)
Auto Components (0.2%)
BorgWarner, Inc.	7,417	$379,973
Delphi Automotive PLC (b)	9,987	982,721
The Goodyear Tire & Rubber Co.	9,446	314,079
		1,676,773
Automobiles (0.5%)
Ford Motor Co.	147,115	1,760,967
General Motors Co.	49,331	1,991,986
Harley-Davidson, Inc.	6,416	309,315
		4,062,268
Distributors (0.1%)
Genuine Parts Co.	5,545	530,379
LKQ Corp. (c)	11,537	415,217
		945,596
Diversified Consumer Services (0.0%)
H&R Block, Inc.	7,863	208,212

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	15,340	990,504
Chipotle Mexican Grill, Inc. (c)	944	290,592
Darden Restaurants, Inc.	4,658	366,957
Hilton Worldwide Holdings, Inc.	7,641	530,667
Marriott International, Inc. - Class A	11,739	1,294,342
McDonald’s Corp.	30,468	4,773,726
MGM Resorts International	19,472	634,592
Royal Caribbean Cruises, Ltd.	6,472	767,191
Starbucks Corp.	54,311	2,917,044
Wyndham Worldwide Corp.	3,835	404,247
Wynn Resorts, Ltd.	3,042	453,015
Yum! Brands, Inc.	12,968	954,575
		14,377,452
Household Durables (0.5%)
DR Horton, Inc.	12,811	511,543
Garmin, Ltd. (b)	4,173	225,217
Leggett & Platt, Inc.	4,896	233,686
Lennar Corp. - Class A	7,607	401,650
Mohawk Industries, Inc. (c)	2,380	589,074
Newell Brands, Inc.	18,434	786,579
PulteGroup, Inc.	10,440	285,325
Whirlpool Corp.	2,728	503,152
		3,536,226
Internet & Catalog Retail (2.6%)
Amazon.com, Inc. (c)	15,022	14,441,400
Expedia, Inc.	4,557	655,934
Netflix, Inc. (c)	16,228	2,942,948
The Priceline Group, Inc. (c)	1,876	3,434,618
TripAdvisor, Inc. (c)	4,030	163,336
		21,638,236
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	4,299	419,884
Mattel, Inc.	12,890	199,537
		619,421
Media (2.8%)
CBS Corp. - Class B	13,693	794,194
Charter Communications, Inc. - Class A (c)	7,566	2,749,636
Comcast Corp. - Class A	176,936	6,808,497
Discovery Communications, Inc. - Class A (c)	5,709	121,545
Discovery Communications, Inc. - Class C (c)	7,644	154,868
DISH Network Corp. - Class A (c)	8,480	459,870
News Corp. - Class A	14,292	189,512
News Corp. - Class B	4,580	62,517
Omnicom Group, Inc.	8,671	642,261
Scripps Networks Interactive, Inc. - Class A	3,542	304,222
The Interpublic Group of Cos., Inc.	14,792	307,526
The Walt Disney Co.	58,057	5,722,679
Time Warner, Inc.	29,274	2,999,121
Twenty-First Century Fox, Inc. - Class A	39,590	1,044,384
Twenty-First Century Fox, Inc. - Class B	16,519	426,025
Viacom, Inc. - Class B	13,210	367,766
		23,154,623
Multiline Retail (0.4%)
Dollar General Corp.	9,799	794,209
Dollar Tree, Inc. (c)	8,902	772,872
Kohl’s Corp.	6,341	289,467
Macy’s, Inc.	11,371	248,115
Nordstrom, Inc.	4,377	206,375
Target Corp.	20,544	1,212,301
		3,523,339
Specialty Retail (2.1%)
Advance Auto Parts, Inc.	2,753	273,097
AutoZone, Inc. (c)	1,055	627,841
Best Buy Co., Inc.	9,924	565,271

See accompanying notes to investments in securities.

	Shares	Value(a)
CarMax, Inc. (c)	6,868	$520,663
Foot Locker, Inc.	4,870	171,521
L Brands, Inc.	9,386	390,551
Lowe’s Cos., Inc.	31,755	2,538,495
O’Reilly Automotive, Inc. (c)	3,311	713,090
Ross Stores, Inc.	14,638	945,176
Signet Jewelers, Ltd.	2,274	151,335
The Gap, Inc.	8,188	241,792
The Home Depot, Inc.	44,341	7,252,414
The TJX Cos., Inc.	23,933	1,764,580
Tiffany & Co.	3,840	352,435
Tractor Supply Co.	4,730	299,362
Ulta Salon Cosmetics & Fragrance, Inc. (c)	2,218	501,401
		17,309,024
Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	10,610	427,371
Hanesbrands, Inc.	13,658	336,533
Michael Kors Holdings, Ltd. (b) (c)	5,702	272,841
NIKE, Inc. - Class B	49,423	2,562,583
PVH Corp.	2,890	364,313
Ralph Lauren Corp.	2,033	179,494
Under Armour, Inc. - Class A (c)	6,953	114,585
Under Armour, Inc. - Class C (c)	7,001	105,155
VF Corp.	12,288	781,148
		5,144,023
Consumer Staples (8.1%)
Beverages (2.0%)
Brown-Forman Corp. - Class B	7,365	399,920
Constellation Brands, Inc. - Class A	6,452	1,286,851
Dr Pepper Snapple Group, Inc.	6,835	604,692
Molson Coors Brewing Co. - Class B	6,920	564,949
Monster Beverage Corp. (c)	15,601	861,955
PepsiCo, Inc.	53,732	5,987,357
The Coca-Cola Co.	144,393	6,499,129
		16,204,853
Food & Staples Retailing (1.8%)
Costco Wholesale Corp.	16,556	2,719,985
CVS Health Corp.	38,237	3,109,433
Sysco Corp.	18,267	985,505
The Kroger Co.	33,753	677,085
Wal-Mart Stores, Inc.	55,057	4,302,154
Walgreens Boots Alliance, Inc.	34,616	2,673,047
		14,467,209
Food Products (1.2%)
Archer-Daniels-Midland Co.	21,159	899,469
Campbell Soup Co.	7,295	341,552
Conagra Brands, Inc.	15,634	527,491
General Mills, Inc.	21,667	1,121,484
Hormel Foods Corp.	10,112	325,000
Kellogg Co.	9,347	582,972
McCormick & Co., Inc.	4,473	459,109
Mondelez International, Inc. - Class A	56,709	2,305,788
The Hershey Co.	5,280	576,418
The JM Smucker Co.	4,272	448,261
The Kraft Heinz Co.	22,424	1,738,981
Tyson Foods, Inc. - Class A	10,885	766,848
		10,093,373
Household Products (1.7%)
Church & Dwight Co., Inc.	9,317	451,409
Clorox Co.	4,833	637,521
Colgate-Palmolive Co.	33,132	2,413,666
Kimberly-Clark Corp.	13,289	1,563,849
The Procter & Gamble Co.	95,917	8,726,529
		13,792,974
Personal Care (0.1%)
The Estee Lauder Cos., Inc. - Class A	8,434	909,523

Personal Products (0.0%)
Coty, Inc. - Class A	17,655	291,837

Tobacco (1.3%)
Altria Group, Inc.	72,166	4,576,768
Philip Morris International, Inc.	58,421	6,485,315
		11,062,083
Energy (5.9%)
Energy Equipment & Services (0.8%)
Baker Hughes a GE Co.	16,034	587,165
Halliburton Co.	32,644	1,502,603
Helmerich & Payne, Inc.	4,036	210,316
National Oilwell Varco, Inc.	14,266	509,724
Schlumberger, Ltd.	52,264	3,645,937
TechnipFMC PLC (b) (c)	16,519	461,211
		6,916,956
Oil, Gas & Consumable Fuels (5.1%)
Anadarko Petroleum Corp.	21,052	1,028,390
Andeavor	5,430	560,105

See accompanying notes to investments in securities.

	Shares	Value(a)
Apache Corp.	14,305	$655,169
Cabot Oil & Gas Corp.	17,396	465,343
Chesapeake Energy Corp. (c)	34,156	146,871
Chevron Corp.	71,280	8,375,400
Cimarex Energy Co.	3,540	402,392
Concho Resources, Inc. (c)	5,628	741,320
ConocoPhillips	45,774	2,290,989
Devon Energy Corp.	19,702	723,261
EOG Resources, Inc.	21,711	2,100,322
EQT Corp.	6,428	419,363
Exxon Mobil Corp.	159,383	13,066,218
Hess Corp.	10,106	473,870
Kinder Morgan, Inc.	72,216	1,385,103
Marathon Oil Corp.	31,938	433,079
Marathon Petroleum Corp.	19,042	1,067,875
Newfield Exploration Co. (c)	7,444	220,864
Noble Energy, Inc.	18,301	519,016
Occidental Petroleum Corp.	28,759	1,846,615
Phillips 66	16,162	1,480,601
Pioneer Natural Resources Co.	6,415	946,469
Range Resources Corp.	8,493	166,208
The Williams Cos., Inc.	31,094	933,131
Valero Energy Corp.	16,613	1,278,038
		41,726,012
Financial (14.4%)
Capital Markets (3.0%)
Affiliated Managers Group, Inc.	2,169	411,741
Ameriprise Financial, Inc.	5,640	837,596
BlackRock, Inc.	4,715	2,108,029
CBOE Holdings, Inc.	4,242	456,566
CME Group, Inc.	12,764	1,731,820
E*Trade Financial Corp. (c)	10,251	447,046
Franklin Resources, Inc.	12,376	550,856
Intercontinental Exchange, Inc.	22,135	1,520,675
Invesco, Ltd.	15,303	536,217
Moody’s Corp.	6,240	868,670
Morgan Stanley	53,193	2,562,307
Nasdaq, Inc.	4,404	341,618
Northern Trust Corp.	8,058	740,772
Raymond James Financial, Inc.	4,751	400,652
S&P Global, Inc.	9,706	1,517,145
State Street Corp.	14,066	1,343,866
T Rowe Price Group, Inc.	9,013	817,028
The Bank of New York Mellon Corp.	38,861	2,060,410
The Charles Schwab Corp.	44,829	1,960,821
The Goldman Sachs Group, Inc.	13,534	3,210,130
		24,423,965
Commercial Banks (6.4%)
Bank of America Corp.	369,075	9,352,361
BB&T Corp.	30,396	1,426,788
Citigroup, Inc.	102,483	7,454,613
Citizens Financial Group, Inc.	18,832	713,168
Comerica, Inc.	6,571	501,104
Fifth Third Bancorp	27,711	775,354
Huntington Bancshares, Inc.	40,974	571,997
JPMorgan Chase & Co.	132,364	12,642,086
KeyCorp	40,907	769,870
M&T Bank Corp.	5,690	916,318
People’s United Financial, Inc.	12,922	234,405
Regions Financial Corp.	44,952	684,619
SunTrust Banks, Inc.	18,052	1,078,968
The PNC Financial Services Group, Inc.	18,025	2,429,229
US Bancorp	59,753	3,202,163
Wells Fargo & Co.	168,044	9,267,627
Zions Bancorporation	7,557	356,539
		52,377,209
Consumer Finance (0.7%)
American Express Co.	27,598	2,496,515
Capital One Financial Corp.	18,153	1,536,833
Discover Financial Services	14,005	903,043
Navient Corp.	10,310	154,856
Synchrony Financial	28,121	873,157
		5,964,404
Diversified Financial Services (0.0%)
Leucadia National Corp.	11,910	300,727

Insurance (4.3%)
Aflac, Inc.	14,866	1,209,944
American International Group, Inc.	33,981	2,086,094
Aon PLC (b)	9,567	1,397,739
Arthur J Gallagher & Co.	6,775	417,001
Assurant, Inc.	2,040	194,861
Berkshire Hathaway, Inc. - Class B (c)	72,376	13,267,968
Brighthouse Financial, Inc. (c)	3,604	219,123
Chubb, Ltd. (b)	17,506	2,495,480
Cincinnati Financial Corp.	5,564	426,036
Everest Re Group, Ltd. (b)	1,552	354,461
Hartford Financial Services Group, Inc.	13,702	759,502
Lincoln National Corp.	8,332	612,235

See accompanying notes to investments in securities.

	Shares	Value(a)
Loews Corp.	10,354	$495,542
Marsh & McLennan Cos., Inc.	19,278	1,615,689
MetLife, Inc.	39,979	2,076,909
Principal Financial Group, Inc.	10,094	649,448
Prudential Financial, Inc.	16,061	1,707,606
The Allstate Corp.	13,592	1,249,241
The Progressive Corp.	21,832	1,057,105
The Travelers Cos., Inc.	10,380	1,271,758
Torchmark Corp.	3,994	319,879
Unum Group	8,488	433,991
Willis Towers Watson PLC (b)	5,051	779,016
XL Group, Ltd. (b)	9,702	382,744
		35,479,372
Health Care (14.3%)
Biotechnology (3.1%)
AbbVie, Inc.	59,961	5,328,135
Alexion Pharmaceuticals, Inc. (c)	8,437	1,183,627
Amgen, Inc.	27,447	5,117,493
Biogen, Inc. (c)	7,953	2,490,243
Celgene Corp. (c)	29,412	4,288,858
Gilead Sciences, Inc.	49,122	3,979,865
Incyte Corp. (c)	6,426	750,171
Regeneron Pharmaceuticals, Inc. (c)	2,885	1,289,941
Vertex Pharmaceuticals, Inc. (c)	9,500	1,444,380
		25,872,713
Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	65,353	3,487,236
Align Technology, Inc. (c)	2,714	505,537
Baxter International, Inc.	18,855	1,183,151
Becton Dickinson and Co.	8,541	1,673,609
Boston Scientific Corp. (c)	51,611	1,505,493
CR Bard, Inc.	2,810	900,605
Danaher Corp.	22,943	1,968,050
DENTSPLY SIRONA, Inc.	8,552	511,495
Edwards Lifesciences Corp. (c)	7,927	866,500
Hologic, Inc. (c)	10,494	385,025
IDEXX Laboratories, Inc. (c)	3,283	510,474
Intuitive Surgical, Inc. (c)	1,403	1,467,370
Medtronic PLC (b)	50,952	3,962,537
ResMed, Inc.	5,360	412,505
Stryker Corp.	12,100	1,718,442
The Cooper Cos., Inc.	1,840	436,282
Varian Medical Systems, Inc. (c)	3,427	342,906
Zimmer Biomet Holdings, Inc.	7,629	893,280
		22,730,497
Health Care Providers & Services (2.7%)
Aetna, Inc.	12,477	1,983,968
AmerisourceBergen Corp.	6,099	504,692
Anthem, Inc.	9,877	1,875,445
Cardinal Health, Inc.	11,849	792,935
Centene Corp. (c)	6,425	621,747
Cigna Corp.	9,471	1,770,509
DaVita, Inc. (c)	5,753	341,671
Envision Healthcare Corp. (c)	4,544	204,253
Express Scripts Holding Co. (c)	21,724	1,375,564
HCA Healthcare, Inc. (c)	10,813	860,607
Henry Schein, Inc. (c)	6,008	492,596
Humana, Inc.	5,453	1,328,514
Laboratory Corp. of America Holdings (c)	3,889	587,122
McKesson Corp.	7,934	1,218,742
Patterson Cos., Inc.	3,027	116,993
Quest Diagnostics, Inc.	5,167	483,838
UnitedHealth Group, Inc.	36,393	7,127,569
Universal Health Services, Inc. - Class B	3,314	367,655
		22,054,420
Health Care Technology (0.1%)
Cerner Corp. (c)	11,848	844,999

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	12,009	770,978
Illumina, Inc. (c)	5,482	1,092,014
Mettler-Toledo International, Inc. (c)	1,002	627,412
PerkinElmer, Inc.	4,091	282,156
Quintiles IMS Holdings, Inc. (c)	5,701	541,994
Thermo Fisher Scientific, Inc.	15,054	2,848,217
Waters Corp. (c)	2,982	535,329
		6,698,100
Pharmaceuticals (4.8%)
Allergan PLC	12,575	2,577,246
Bristol-Myers Squibb Co.	61,685	3,931,802
Eli Lilly & Co.	36,443	3,117,334
Johnson & Johnson	100,958	13,125,550
Merck & Co., Inc.	102,882	6,587,534
Mylan NV (c)	20,171	632,764
Perrigo Co. PLC (b)	4,989	422,319
Pfizer, Inc.	224,477	8,013,829

See accompanying notes to investments in securities.

	Shares	Value(a)
Zoetis, Inc.	18,423	$1,174,651
		39,583,029
Industrials (10.1%)
Aerospace & Defense (2.4%)
Arconic, Inc.	14,598	363,198
General Dynamics Corp.	10,476	2,153,656
L3 Technologies, Inc.	2,935	553,042
Lockheed Martin Corp.	9,405	2,918,278
Northrop Grumman Corp.	6,624	1,905,857
Raytheon Co.	10,898	2,033,349
Rockwell Collins, Inc.	6,151	803,997
The Boeing Co.	20,900	5,312,989
TransDigm Group, Inc.	1,794	458,636
United Technologies Corp.	27,942	3,243,508
		19,746,510
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	5,277	401,580
Expeditors International of Washington, Inc.	6,755	404,354
FedEx Corp.	9,339	2,106,691
United Parcel Service, Inc. - Class B	25,908	3,111,292
		6,023,917
Airlines (0.5%)
Alaska Air Group, Inc.	4,600	350,842
American Airlines Group, Inc.	16,303	774,229
Delta Air Lines, Inc.	25,055	1,208,152
Southwest Airlines Co.	20,713	1,159,514
United Continental Holdings, Inc. (c)	9,726	592,119
		4,084,856
Building Products (0.4%)
Allegion PLC (b)	3,591	310,514
AO Smith Corp.	5,460	324,488
Fortune Brands Home & Security, Inc.	5,700	383,211
Johnson Controls International PLC	35,071	1,413,011
Masco Corp.	11,951	466,208
		2,897,432
Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	3,311	325,604
Cintas Corp.	3,174	457,945
Republic Services, Inc.	8,571	566,200
Stericycle, Inc. (c)	3,182	227,895
Waste Management, Inc.	15,189	1,188,843
		2,766,487
Construction & Engineering (0.1%)
Fluor Corp.	5,202	219,004
Jacobs Engineering Group, Inc.	4,492	261,749
Quanta Services, Inc. (c)	5,592	208,973
		689,726
Electrical Equipment (0.6%)
Acuity Brands, Inc.	1,580	270,622
AMETEK, Inc.	8,607	568,406
Eaton Corp. PLC	16,731	1,284,774
Emerson Electric Co.	24,074	1,512,810
Rockwell Automation, Inc.	4,843	863,071
		4,499,683
Industrial Conglomerates (2.2%)
3M Co.	22,447	4,711,625
General Electric Co.	325,664	7,874,556
Honeywell International, Inc.	28,675	4,064,394
Roper Technologies, Inc.	3,874	942,932
Textron, Inc.	9,947	535,944
		18,129,451
Machinery (1.6%)
Caterpillar, Inc.	22,265	2,776,668
Cummins, Inc.	5,968	1,002,803
Deere & Co.	12,031	1,510,973
Dover Corp.	5,802	530,245
Flowserve Corp.	4,826	205,539
Fortive Corp.	11,472	812,103
Illinois Tool Works, Inc.	11,632	1,721,071
Ingersoll-Rand PLC	9,541	850,771
PACCAR, Inc.	13,144	950,837
Parker Hannifin Corp.	4,991	873,525
Pentair PLC (b)	6,201	421,420
Snap-On, Inc.	2,143	319,329
Stanley Black & Decker, Inc.	5,735	865,813
Xylem, Inc.	6,716	420,623
		13,261,720
Professional Services (0.3%)
Equifax, Inc.	4,536	480,771
IHS Markit, Ltd. (b) (c)	13,664	602,309
Nielsen Holdings PLC	12,604	522,436
Robert Half International, Inc.	4,668	234,987
United Rentals, Inc. (c)	3,175	440,499
Verisk Analytics, Inc. (c)	5,846	486,329
		2,767,331
Road & Rail (0.9%)
CSX Corp.	34,353	1,863,994
JB Hunt Transport Services, Inc.	3,190	354,345
Kansas City Southern	3,986	433,198

See accompanying notes to investments in securities.

	Shares	Value(a)
Norfolk Southern Corp.	10,840	$1,433,482
Union Pacific Corp.	30,106	3,491,393
		7,576,412
Trading Companies & Distributors (0.1%)
Fastenal Co.	10,772	490,988
WW Grainger, Inc.	1,974	354,826
		845,814
Information Technology (22.9%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	188,074	6,324,929
F5 Networks, Inc. (c)	2,360	284,522
Harris Corp.	4,505	593,218
Juniper Networks, Inc.	14,290	397,691
Motorola Solutions, Inc.	6,106	518,216
		8,118,576
Computers & Peripherals (3.8%)
Apple, Inc. (d)	194,288	29,943,667
NetApp, Inc.	10,078	441,013
Western Digital Corp.	11,028	952,819
		31,337,499
Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp. - Class A	11,447	968,874
Corning, Inc.	33,972	1,016,442
FLIR Systems, Inc.	5,072	197,352
Seagate Technology PLC	10,826	359,098
TE Connectivity, Ltd. (b)	13,292	1,104,034
		3,645,800
Internet Software & Services (4.8%)
Akamai Technologies, Inc. (c)	6,362	309,957
Alphabet, Inc. - Class A (c)	11,210	10,915,401
Alphabet, Inc. - Class C (c)	11,376	10,910,835
eBay, Inc. (c)	37,441	1,439,981
Facebook, Inc. - Class A (c)	89,159	15,234,598
VeriSign, Inc. (c)	3,174	337,682
		39,148,454
IT Services (3.9%)
Accenture PLC - Class A (b)	23,245	3,139,702
Alliance Data Systems Corp.	1,816	402,335
Automatic Data Processing, Inc.	16,715	1,827,284
Cognizant Technology Solutions Corp. - Class A	22,153	1,606,979
CSRA, Inc.	6,149	198,428
DXC Technology Co.	10,698	918,744
Fidelity National Information Services, Inc.	12,498	1,167,188
Fiserv, Inc. (c)	7,893	1,017,881
Gartner, Inc. - Class A (c)	3,410	424,238
Global Payments, Inc.	5,700	541,671
International Business Machines Corp.	32,601	4,729,753
Mastercard, Inc. - Class A	35,123	4,959,368
Paychex, Inc.	11,935	715,623
PayPal Holdings, Inc. (c)	42,513	2,722,107
The Western Union Co.	17,452	335,078
Total System Services, Inc.	6,238	408,589
Visa, Inc. - Class A	68,811	7,241,670
		32,356,638
Office Electronics (0.0%)
Xerox Corp.	7,998	266,253

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Micro Devices, Inc. (c)	30,270	385,943
Analog Devices, Inc.	13,788	1,188,112
Applied Materials, Inc.	40,115	2,089,590
Broadcom, Ltd.	15,313	3,714,015
Intel Corp.	176,750	6,730,640
KLA-Tencor Corp.	5,839	618,934
Lam Research Corp.	6,162	1,140,217
Microchip Technology, Inc.	8,754	785,934
Micron Technology, Inc. (c)	41,905	1,648,124
NVIDIA Corp.	22,581	4,036,805
Qorvo, Inc. (c)	4,737	334,811
QUALCOMM, Inc.	55,573	2,880,904
Skyworks Solutions, Inc.	6,857	698,728
Texas Instruments, Inc.	37,240	3,338,194
Xilinx, Inc.	9,322	660,277
		30,251,228
Software (5.0%)
Activision Blizzard, Inc.	28,396	1,831,826
Adobe Systems, Inc. (c)	18,559	2,768,632
ANSYS, Inc. (c)	3,230	396,418
Autodesk, Inc. (c)	8,245	925,584
CA, Inc.	11,791	393,584
Cadence Design Systems, Inc. (c)	10,539	415,974
Citrix Systems, Inc. (c)	5,414	415,903
Electronic Arts, Inc. (c)	11,594	1,368,788
Intuit, Inc.	9,168	1,303,139
Microsoft Corp.	289,716	21,580,945
Oracle Corp.	113,488	5,487,145
Red Hat, Inc. (c)	6,644	736,554
Salesforce.com, Inc. (c)	25,682	2,399,212
Symantec Corp.	23,115	758,403
Synopsys, Inc. (c)	5,579	449,277
		41,231,384

See accompanying notes to investments in securities.

	Shares	Value(a)
Technology Hardware Storage & Peripherals (0.3%)
Hewlett Packard Enterprise Co.	61,786	$908,872
HP, Inc.	62,825	1,253,987
		2,162,859
Materials (2.9%)
Chemicals (2.2%)
Air Products & Chemicals, Inc.	8,190	1,238,492
Albemarle Corp.	4,150	565,686
CF Industries Holdings, Inc.	8,743	307,404
DowDuPont, Inc.	87,762	6,075,763
Eastman Chemical Co.	5,464	494,437
Ecolab, Inc.	9,751	1,254,076
FMC Corp.	5,003	446,818
International Flavors & Fragrances, Inc.	3,004	429,302
LyondellBasell Industries NV - Class A	12,208	1,209,202
Monsanto Co.	16,478	1,974,394
PPG Industries, Inc.	9,653	1,048,895
Praxair, Inc.	10,765	1,504,301
The Mosaic Co.	13,184	284,643
The Sherwin-Williams Co.	3,116	1,115,653
		17,949,066
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,422	499,489
Vulcan Materials Co.	4,992	597,043
		1,096,532
Containers & Packaging (0.3%)
Ball Corp.	13,170	543,921
International Paper Co.	15,438	877,187
Packaging Corp. of America	3,560	408,261
Sealed Air Corp.	7,147	305,320
WestRock Co.	9,554	541,998
		2,676,687
Metals & Mining (0.3%)
Freeport-McMoRan, Inc. (c)	50,611	710,578
Newmont Mining Corp.	19,962	748,775
Nucor Corp.	11,967	670,631
		2,129,984
Real Estate (2.9%)
Health Care REITs (0.3%)
HCP, Inc.	17,560	488,695
Ventas, Inc.	13,401	872,807
Welltower, Inc.	13,834	972,254
		2,333,756
Hotels & Resort REITs (0.1%)
Host Hotels & Resorts, Inc.	27,781	513,671

Industrial REITs (0.2%)
Duke Realty Corp.	13,340	384,459
ProLogis, Inc.	19,980	1,267,931
		1,652,390
Office REITs (0.2%)
Alexandria Real Estate Equities, Inc.	3,471	412,945
Boston Properties, Inc.	5,850	718,848
SL Green Realty Corp.	3,723	377,214
Vornado Realty Trust	6,499	499,643
		2,008,650
Real Estate Services (0.1%)
CBRE Group, Inc. - Class A (c)	11,305	428,233

Residential REITs (0.4%)
Apartment Investment & Management Co. - Class A	5,857	256,888
AvalonBay Communities, Inc.	5,225	932,244
Equity Residential	13,746	906,274
Essex Property Trust, Inc.	2,490	632,535
Mid-America Apartment Communities, Inc.	4,290	458,515
UDR, Inc.	10,056	382,430
		3,568,886
Retail REITs (0.5%)
Federal Realty Investment Trust	2,700	335,367
GGP, Inc.	23,555	489,237
Kimco Realty Corp.	15,985	312,507
Realty Income Corp.	10,284	588,142
Regency Centers Corp.	5,530	343,081
Simon Property Group, Inc.	11,692	1,882,529
The Macerich Co.	4,095	225,102
		4,175,965
Specialized REITs (1.1%)
American Tower Corp.	16,158	2,208,475
Crown Castle International Corp.	15,227	1,522,395
Digital Realty Trust, Inc.	7,697	910,786
Equinix, Inc.	2,949	1,316,139
Extra Space Storage, Inc.	4,720	377,222
Iron Mountain, Inc.	9,944	386,822
Public Storage	5,611	1,200,698
SBA Communications Corp. (c)	4,490	646,785

See accompanying notes to investments in securities.

	Shares	Value(a)
Weyerhaeuser Co.	28,312	$963,457
		9,532,779
Telecommunication Services (2.1%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	230,953	9,046,429
CenturyLink, Inc.	20,636	390,020
Level 3 Communications, Inc. (c)	10,982	585,231
Verizon Communications, Inc.	153,443	7,593,894
		17,615,574
Utilities (3.1%)
Electric Utilities (1.9%)
Alliant Energy Corp.	8,691	361,285
American Electric Power Co., Inc.	18,497	1,299,229
Duke Energy Corp.	26,326	2,209,278
Edison International	12,213	942,477
Entergy Corp.	6,679	510,008
Eversource Energy	11,887	718,450
Exelon Corp.	36,113	1,360,377
FirstEnergy Corp.	16,685	514,399
NextEra Energy, Inc.	17,665	2,588,806
PG&E Corp.	19,237	1,309,847
Pinnacle West Capital Corp.	4,150	350,924
PPL Corp.	25,620	972,279
The Southern Co.	37,594	1,847,369
Xcel Energy, Inc.	19,011	899,601
		15,884,329
Gas Utilities (0.1%)
ONEOK, Inc.	14,268	790,590

Independent Power Producers & Energy Traders (0.1%)
AES Corp.	24,746	272,701
NRG Energy, Inc.	11,308	289,372
		562,073
Multi-Utilities (0.9%)
Ameren Corp.	9,104	526,575
CenterPoint Energy, Inc.	16,173	472,413
CMS Energy Corp.	10,549	488,630
Consolidated Edison, Inc.	11,654	940,245
Dominion Energy, Inc.	24,170	1,859,398
DTE Energy Co.	6,720	721,459
NiSource, Inc.	12,169	311,405
Public Service Enterprise Group, Inc.	19,003	878,889
SCANA Corp.	5,351	259,470
Sempra Energy	9,448	1,078,300
WEC Energy Group, Inc.	11,828	742,562
		8,279,346
Water Utilities (0.1%)
American Water Works Co., Inc.	6,720	543,715
Total common stocks (cost: $323,590,599)		811,539,704
Short-Term Securities (1.6%)
Investment Companies (1.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.920%	12,836,435	12,836,435
Total short-term securities (cost: $12,836,435)		12,836,435
Total investments in securities (cost: $336,427,034) (e)		824,376,139
Cash and other assets in excess of liabilities (0.0%)		270,719
Total net assets (100.0%)		$824,646,858

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)  Foreign security: The Fund held 2.1% of net assets in foreign securities at September 30, 2017.

(c)  Non-income producing security.

See accompanying notes to investments in securities.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2017, securities with an aggregate market value of $5,394,200 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
S&P 500® E-Mini Index Future	December 2017	96	Long	$11,878,897	$12,077,280	$198,383

(e)  At September 30, 2017 the cost of securities for federal income tax purposes was $339,119,935. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$492,465,360
Gross unrealized depreciation	(7,209,156)
Net unrealized appreciation	$485,256,204

See accompanying notes to investments in securities.

SFT Advantus International Bond Fund

Investments in Securities

September 30, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (48.1%)
Argentina (4.2%)
Government (4.2%)
Argentine Bonos del Tesoro (ARS)
15.500%, 10/17/26	38,676,000	$2,404,670
16.000%, 10/17/23	8,404,000	509,109
18.200%, 10/03/21(c)	27,672,000	1,655,460
21.200%, 09/19/18	1,700,000	96,491
22.750%, 03/05/18	101,000	5,793
		4,671,523
Brazil (4.5%)
Government (4.5%)
Brazil Letras do Tesouro Nacional (BRL)
11.501%, 07/01/21 (c)	4,460,000	1,021,672
12.634%, 07/01/20 (c)	728,000	184,336
Brazil Notas do Tesouro Nacional Serie B (BRL)
6.000%, 05/15/19	80,000	79,527
6.000%, 08/15/22	134,000	136,222
6.000%, 05/15/23	186,000	189,608
6.000%, 08/15/24	110,000	113,215
Brazil Notas do Tesouro Nacional Serie F (BRL)
10.000%, 01/01/21	4,840,000	1,586,964
10.000%, 01/01/23	5,209,000	1,700,133
		5,011,677
Ghana (1.7%)
Government (1.7%)
Ghana Government Bond (GHS)
18.750%, 01/24/22	960,000	225,354
19.000%, 11/02/26	2,890,000	701,995
19.750%, 03/25/24	960,000	234,447
19.750%, 03/15/32	2,890,000	705,193
21.500%, 03/09/20	50,000	12,099
24.500%, 06/21/21	50,000	13,379
24.750%, 03/01/21	50,000	13,332
24.750%, 07/19/21	50,000	13,515
		1,919,314
Indonesia (10.4%)
Government (10.4%)
Indonesia Treasury Bond (IDR)
6.125%, 05/15/28	228,000,000	16,485
7.000%, 05/15/27	49,134,000,000	3,788,378
8.375%, 03/15/24	21,929,000,000	1,800,972
8.375%, 09/15/26	25,590,000,000	2,139,308
8.750%, 05/15/31	13,084,000,000	1,125,385
9.000%, 03/15/29	5,228,000,000	455,789
9.500%, 07/15/23	18,680,000,000	1,597,296
10.000%, 09/15/24	1,959,000,000	172,693
10.000%, 02/15/28	76,000,000	6,962
10.250%, 07/15/22	2,658,000,000	227,711
10.500%, 08/15/30	1,070,000,000	103,757
11.500%, 09/15/19	466,000,000	38,132
		11,472,868
Mexico (8.8%)
Government (8.8%)
Mexican Bonos (MXN)
4.750%, 06/14/18	54,850,000	2,972,987
5.000%, 12/11/19	100,870,000	5,355,718
7.750%, 12/14/17	5,000,000	275,477
8.500%, 12/13/18	13,490,000	755,181
Mexican Udibonos (MXN)
2.500%, 12/10/20	1,605,912	86,924
3.500%, 12/14/17	2,909,262	161,110
4.000%, 06/13/19	2,007,390	112,257
		9,719,654
Philippines (1.3%)
Government (1.3%)
Philippine Government Bond (PHP)
2.125%, 05/23/18	23,158,000	454,007
3.375%, 08/20/20	1,600,000	31,191
3.875%, 11/22/19	41,660,000	823,818
5.000%, 08/18/18	3,500,000	70,145
5.875%, 01/31/18	2,470,000	49,186
		1,428,347
Serbia (0.2%)
Government (0.2%)
Republic of Serbia (USD)
5.250%, 11/21/17 (d)	200,000	200,766

South Africa (1.6%)
Government (1.6%)
Republic of South Africa Government Bond (ZAR)
6.250%, 03/31/36	3,256,000	173,886
7.000%, 02/28/31	3,649,000	225,127
8.000%, 01/31/30	5,063,000	345,047
8.250%, 03/31/32	6,519,000	441,467
8.500%, 01/31/37	1,553,000	103,549
8.875%, 02/28/35	2,851,000	199,500
10.500%, 12/21/26	3,552,000	295,209
		1,783,785
South Korea (14.7%)
Government (14.7%)
Korea Treasury Bond (KRW)
1.375%, 09/10/21	708,200,000	602,650

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
1.500%, 06/10/19	2,690,600,000	2,338,267
1.875%, 03/10/22	200,000,000	172,845
2.000%, 03/10/21	2,212,310,000	1,930,872
2.000%, 09/10/22	2,371,000,000	2,060,308
3.000%, 03/10/23	967,000,000	880,818
3.000%, 09/10/24	2,419,000,000	2,207,834
3.375%, 09/10/23	2,729,000,000	2,535,527
3.500%, 03/10/24	1,785,000,000	1,678,015
3.750%, 06/10/22	1,792,000,000	1,676,293
4.250%, 06/10/21	139,300,000	131,006
		16,214,435
Ukraine (0.7%)
Government (0.7%)
Ukraine Government International Bond (USD)
0.000%, 05/31/40 (d) (e)	1,369,000	737,206
Total long-term debt securities (cost: $51,477,722)		53,159,575

Short-Term Securities (43.9%)
Mexico (7.6%)
Mexican Cetes (MXN)
5.389%, 11/09/17 (c)	15,014,000	820,231
6.240%, 11/09/17 (c)	6,029,900	329,420
6.286%, 11/09/17 (c)	5,571,200	304,361
6.986%, 10/26/17 (c)	9,695,900	531,145
6.986%, 02/01/18 (c)	1,160,800	62,381
7.016%, 01/04/18 (c)	4,226,000	228,353
7.077%, 03/01/18 (c)	6,464,000	345,479
7.148%, 10/12/17 (c)	2,768,100	152,051
7.158%, 10/26/17 (c)	31,588,500	1,730,429
7.168%, 11/09/17 (c)	6,581,000	359,527
7.173%, 11/23/17 (c)	11,372,100	619,573
7.189%, 11/09/17 (c)	3,290,500	179,764
7.219%, 01/04/18 (c)	1,794,000	96,939
7.229%, 03/01/18 (c)	5,922,900	316,559
7.249%, 03/01/18 (c)	6,581,000	351,732
7.270%, 11/23/17 (c)	4,211,000	229,423
7.288%, 12/07/17 (c)	9,825,800	533,856
7.300%, 04/26/18 (c)	4,935,700	260,967
7.310%, 04/26/18 (c)	5,053,300	267,185
7.325%, 04/26/18 (c)	12,792,700	676,393
		8,395,768
United States (35.9%)
Federal Home Loan Bank (USD)
0.710%, 10/02/17 (c)	21,745,000	21,745,000
U.S. Treasury Bill (USD)
0.933%, 10/26/17 (c)	18,000,000	17,988,765
		39,733,765

	Shares
Investment Companies (0.4%)
United States (0.4%)
State Street Institutional U.S. Government Money Market Fund (USD), current rate 0.920%	392,781	392,781
Total short-term securities (cost: $48,339,491)		48,522,314
Total investments in securities (cost: $99,817,213) (f)		101,681,889
Cash and other assets in excess of liabilities (8.0%)		8,871,497
Total net assets (100.0%)		$110,553,386

See accompanying notes to investments in securities.

Foreign Forward Currency Contracts

On September 30, 2017, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
10/05/17	485,214	EUR	556,686	USD	$(16,995)	DBK
10/06/17	228,417	EUR	271,242	USD	1,165	UBS
10/10/17	335,000	EUR	399,886	USD	3,702	BCB
10/10/17	262,390	EUR	300,437	USD	(9,876)	BOA
10/10/17	13,000	EUR	14,797	USD	(577)	DBK
10/10/17	1,578,954	EUR	1,807,989	USD	(59,344)	HSB
10/10/17	366,500	EUR	419,122	USD	(14,315)	JPM
10/10/17	30,600	EUR	35,040	USD	(1,149)	SCB
10/11/17	57,903,900	JPY	535,141	USD	20,539	BCB
10/11/17	805,000	EUR	923,496	USD	(28,579)	BOA
10/11/17	75,000	EUR	90,284	USD	1,581	GSC
10/12/17	133,550	EUR	152,815	USD	(5,144)	DBK
10/12/17	29,920,000	JPY	271,120	USD	5,204	SCB
10/12/17	3,206,080	EUR	3,669,359	USD	(122,678)	SCB
10/13/17	1,435,863	EUR	1,645,607	USD	(52,770)	JPM
10/13/17	59,430	USD	3,868,000	INR	(273)	JPS
10/16/17	1,179,300	EUR	1,402,034	USD	6,906	BOA
10/16/17	667,075	USD	763,000,000	KRW	(699)	CIT
10/16/17	763,000,000	KRW	682,164	USD	15,788	CIT
10/16/17	602,000	EUR	717,560	USD	5,385	HSB
10/16/17	116,000	EUR	138,476	USD	1,246	JPM
10/16/17	294,000	EUR	352,224	USD	4,418	MSC
10/17/17	38,749	EUR	46,065	USD	222	BOA
10/17/17	82,000	EUR	94,011	USD	(3,001)	GSC
10/17/17	317,000	EUR	363,309	USD	(11,726)	SCB
10/18/17	336,000	EUR	399,964	USD	2,430	GSC
10/18/17	16,430	EUR	19,569	USD	130	JPM
10/18/17	327,271	EUR	389,808	USD	2,601	JPM
10/18/17	1,527,000	EUR	1,749,517	USD	(57,136)	JPM
10/18/17	437,000	EUR	520,113	USD	3,081	MSC
10/18/17	41,350	EUR	47,599	USD	(1,324)	UBS
10/23/17	487,384	USD	31,697,000	INR	(3,198)	DBK
10/23/17	2,773,211	USD	179,981,362	INR	(23,918)	JPS
10/24/17	27,530,000	JPY	254,603	USD	9,799	BCB
10/24/17	815,540	EUR	947,992	USD	(17,211)	DBK
10/24/17	1,295,064	USD	84,095,000	INR	(10,632)	JPS
10/25/17	76,625	USD	5,058,000	INR	620	DBK
10/27/17	506,589	USD	32,918,166	INR	(3,992)	DBK
10/27/17	52,800,000	JPY	475,162	USD	5,587	GSC
10/27/17	184,000	EUR	216,250	USD	(1,551)	GSC
10/27/17	902,779	USD	58,640,000	INR	(7,459)	JPS
10/30/17	207,232	EUR	242,472	USD	(2,868)	DBK
10/30/17	154,000	EUR	181,817	USD	(502)	GSC
10/30/17	148,235	USD	9,556,000	INR	(2,386)	JPS
10/31/17	911,815	EUR	1,071,036	USD	(8,509)	BCB
10/31/17	2,701,600	EUR	3,167,680	USD	(30,884)	BOA
11/02/17	536,000,000	KRW	477,889	USD	9,651	HSB
11/02/17	535,000	EUR	631,604	USD	(1,877)	JPM

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
11/02/17	59,108	USD	3,868,000	INR	$(93)	JPS
11/03/17	699,000	EUR	828,123	USD	409	BOA
11/08/17	76,884	EUR	90,803	USD	(262)	CIT
11/08/17	820,000	EUR	969,084	USD	(2,164)	DBK
11/08/17	166,768	USD	10,920,000	INR	(279)	HSB
11/09/17	13,826,020	JPY	134,722	USD	11,690	CIT
11/09/17	3,116,000	EUR	3,691,385	USD	450	DBK
11/10/17	158,000	EUR	186,389	USD	(773)	HSB
11/14/17	3,074,985	EUR	3,624,479	USD	(18,825)	CIT
11/14/17	34,439,000	JPY	335,735	USD	29,206	CIT
11/14/17	717,825	EUR	846,747	USD	(3,747)	DBK
11/14/17	890,000	EUR	1,049,471	USD	(5,019)	JPM
11/14/17	13,582,000	JPY	132,635	USD	11,746	JPM
11/15/17	1,020,000,000	KRW	900,980	USD	9,762	CIT
11/15/17	115,000	EUR	136,331	USD	70	DBK
11/15/17	107,000	EUR	126,968	USD	186	GSC
11/15/17	19,620,000	JPY	173,403	USD	(1,236)	GSC
11/15/17	3,040,000	AUD	2,240,875	USD	(143,255)	JPM
11/15/17	160,000	EUR	189,841	USD	260	SCB
11/16/17	14,665,000	JPY	138,452	USD	7,913	CIT
11/16/17	563,000,000	KRW	497,702	USD	5,777	CIT
11/16/17	398,324	USD	25,664,000	INR	(7,392)	HSB
11/16/17	100,685,000	JPY	899,126	USD	2,885	JPM
11/16/17	13,769,800	JPY	122,433	USD	(138)	SCB
11/17/17	153,000	EUR	180,115	USD	(1,191)	GSC
11/17/17	2,133,000,000	KRW	1,880,538	USD	16,788	HSB
11/20/17	508,500,000	KRW	449,145	USD	4,814	CIT
11/20/17	97,530,600	JPY	866,515	USD	(1,805)	CIT
11/20/17	16,425	EUR	19,350	USD	(117)	JPM
11/21/17	45,867,000	JPY	427,569	USD	19,194	DBK
11/22/17	1,514,253	EUR	1,786,440	USD	(8,427)	HSB
11/24/17	23,068,000	JPY	211,810	USD	6,397	BCB
11/24/17	119,438	EUR	141,689	USD	103	BOA
11/24/17	642,000	EUR	762,580	USD	1,528	JPM
11/24/17	33,313	EUR	39,512	USD	21	UBS
11/27/17	11,968,000	JPY	108,603	USD	2,017	HSB
11/27/17	524,000	EUR	630,739	USD	9,471	MSC
11/27/17	52,556,000	JPY	482,409	USD	14,351	SCB
11/29/17	2,502,050	USD	161,582,400	INR	(44,276)	JPS
11/30/17	469,918	EUR	565,516	USD	8,282	BCB
11/30/17	131,855	EUR	158,264	USD	1,909	BOA
11/30/17	54,300	EUR	65,578	USD	1,189	DBK
11/30/17	535,000	EUR	629,933	USD	(4,476)	SCB
11/30/17	743,770	EUR	892,357	USD	10,386	SCB
11/30/17	616,157	EUR	738,951	USD	8,305	UBS
12/04/17	10,169,249	USD	32,387,023	BRL	(13,234)	JPM
12/05/17	1,449,000,000	KRW	1,286,936	USD	20,512	HSB
12/07/17	262,390	EUR	313,923	USD	2,651	BOA
12/07/17	51,000	EUR	61,078	USD	577	GSC
12/07/17	158,417	EUR	189,302	USD	1,373	UBS
12/08/17	46,300,000	JPY	426,832	USD	14,252	CIT
12/11/17	69,400,000	JPY	639,631	USD	21,087	HSB

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
12/12/17	91,710,000	JPY	818,982	USD	$1,542	CIT
12/13/17	55,874	EUR	67,283	USD	974	CIT
12/13/17	17,886,000	JPY	163,264	USD	3,830	CIT
12/13/17	66,670,000	JPY	610,065	USD	15,776	HSB
12/13/17	61,770,000	JPY	547,504	USD	(3,106)	JPM
12/14/17	717,825	EUR	862,700	USD	10,751	DBK
12/14/17	255,865	USD	16,470,000	INR	(5,760)	DBK
12/18/17	26,000,000	JPY	238,496	USD	6,660	JPM
12/18/17	18,200,000	JPY	167,711	USD	5,426	MSC
12/19/17	67,301	USD	4,419,000	INR	(234)	CIT
12/20/17	607,000,000	KRW	544,834	USD	14,142	DBK
12/29/17	154,900,000	JPY	1,392,034	USD	9,848	JPM
01/11/18	62,600,000	JPY	554,706	USD	(4,306)	BCB
01/11/18	10,873,000	JPY	96,301	USD	(794)	GSC
01/16/18	33,230,000	JPY	293,468	USD	(3,352)	BCB
01/16/18	763,000,000	KRW	667,308	USD	(236)	CIT
01/16/18	9,980,000	JPY	88,121	USD	(1,024)	CIT
01/16/18	35,690,000	JPY	314,977	USD	(3,817)	HSB
01/16/18	21,600,000	JPY	192,027	USD	(911)	JPM
01/22/18	45,710,000	JPY	412,266	USD	3,838	SCB
01/24/18	10,020,000	JPY	90,199	USD	658	DBK
01/25/18	32,786,000	JPY	296,590	USD	3,594	CIT
01/25/18	51,000,000	JPY	461,240	USD	5,472	JPM
01/29/18	50,203,538	JPY	453,035	USD	4,288	DBK
01/29/18	306,311	USD	20,094,000	INR	(2,739)	HSB
01/29/18	17,600,000	JPY	159,231	USD	1,912	JPM
01/31/18	60,350,000	JPY	546,550	USD	7,049	BCB
01/31/18	64,982,551	JPY	587,280	USD	6,367	HSB
02/08/18	330,523	USD	21,741,833	INR	(2,427)	DBK
02/08/18	241,973	USD	15,917,000	INR	(1,777)	DBK
02/09/18	14,673,000	JPY	133,105	USD	1,872	CIT
02/13/18	61,530,000	JPY	560,523	USD	10,088	CIT
02/15/18	15,430,000	JPY	141,547	USD	3,498	BCB
02/15/18	8,030,000	JPY	74,339	USD	2,496	JPM
02/15/18	369,583	USD	24,082,000	INR	(6,458)	JPS
02/16/18	15,430,000	JPY	138,628	USD	572	DBK
02/16/18	21,480,270	JPY	198,104	USD	5,915	GSC
02/16/18	100,310,000	JPY	899,117	USD	1,619	JPM
02/20/18	51,438,000	JPY	469,303	USD	8,976	DBK
02/21/18	1,464,000,000	KRW	1,288,925	USD	6,542	CIT
02/22/18	403,000	AUD	297,668	USD	(18,039)	CIT
02/22/18	96,755,000	JPY	889,292	USD	23,322	HSB
02/22/18	69,639,000	JPY	642,889	USD	19,610	JPM
02/26/18	22,797,000	JPY	210,440	USD	6,360	DBK
02/27/18	65,472,000	JPY	592,239	USD	6,097	HSB
02/28/18	54,600,000	JPY	506,522	USD	17,686	BCB
02/28/18	1,494,000,000	KRW	1,336,434	USD	27,468	DBK
02/28/18	38,472,000	JPY	355,639	USD	11,198	DBK
02/28/18	33,447,000	JPY	308,834	USD	9,382	JPM
02/28/18	65,692,000	JPY	606,770	USD	18,628	JPM
02/28/18	22,848,000	JPY	207,278	USD	2,719	JPM
03/01/18	73,808,000	JPY	675,836	USD	14,994	HSB

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
03/05/18	44,000,000	JPY	394,447	USD	$407	JPM
03/06/18	20,800,000	JPY	185,334	USD	(950)	HSB
03/09/18	74,100	AUD	55,640	USD	(2,400)	CIT
03/09/18	149,300	AUD	112,112	USD	(4,830)	CIT
03/13/18	1,971,000	AUD	1,463,773	USD	(79,979)	CIT
03/13/18	22,100,000	JPY	204,759	USD	6,758	DBK
03/13/18	2,955,000	AUD	2,186,700	USD	(127,753)	JPM
03/16/18	370,000	AUD	275,780	USD	(14,007)	JPM
03/19/18	22,560,000	JPY	205,809	USD	3,621	BCB
03/20/18	508,500,000	KRW	449,821	USD	4,002	CIT
03/20/18	4,111,000	AUD	3,085,922	USD	(133,709)	JPM
03/22/18	28,159,000	JPY	254,893	USD	2,484	DBK
03/23/18	77,666,000	JPY	702,558	USD	6,347	CIT
03/26/18	42,092,130	JPY	381,207	USD	3,825	BCB
03/26/18	29,650,000	JPY	268,423	USD	2,592	MSC
03/30/18	9,763,000	JPY	87,130	USD	(420)	JPM
04/11/18	7,000,000,000	KRW	6,224,435	USD	83,460	HSB
04/13/18	12,300,000	JPY	113,244	USD	2,855	CIT
04/18/18	22,030,000	JPY	202,897	USD	5,128	BOA
04/23/18	29,220,000	JPY	272,823	USD	10,430	JPM
04/24/18	142,170,490	JPY	1,324,808	USD	48,060	JPM
05/15/18	22,910,000	JPY	204,828	USD	(1,164)	HSB
05/15/18	14,666,000	JPY	130,971	USD	(896)	SCB
05/18/18	74,624,550	JPY	669,819	USD	(1,273)	BOA
05/18/18	97,530,600	JPY	874,898	USD	(2,186)	CIT
05/18/18	610,000,000	KRW	549,104	USD	13,733	DBK
05/21/18	74,400,375	JPY	677,676	USD	8,484	BOA
05/21/18	74,662,400	JPY	681,537	USD	9,988	HSB
05/22/18	74,602,500	JPY	683,674	USD	12,625	BOA
05/22/18	41,201,000	JPY	377,584	USD	6,981	JPM
05/25/18	64,764,000	JPY	593,077	USD	10,424	BOA
06/18/18	46,950,000	JPY	437,354	USD	14,377	HSB
06/19/18	46,870,000	JPY	432,157	USD	9,875	DBK
06/20/18	35,200,000	JPY	322,256	USD	5,098	CIT
06/22/18	46,960,000	JPY	428,233	USD	5,067	DBK
					$(258,423)

At September 30, 2017, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

		Payment Frequency	Maturity	Notional	Upfront Payments/	Unrealized Appreciation/	Market Value
Description	Counterparty	(Rec/Pay)	Date	Amount	(Receipts)	(Depreciation)	Asset	Liability
Centrally Cleared Swaps
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.816%	CIT	Quarterly/Semi-Annual	02/03/25	440,000	$(343)	$9,748	$10,091	$—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.914%	CIT	Quarterly/Semi-Annual	01/22/25	1,760,000	(1,930)	26,215	28,145	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.936%	CIT	Quarterly/Semi-Annual	01/29/25	320,000	(279)	4,362	4,641	—

See accompanying notes to investments in securities.

Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.941%	CIT	Quarterly/Semi-Annual	01/30/25	270,000	(238)	3,605	3,843	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.969%	CIT	Quarterly/Semi-Annual	01/23/25	2,200,000	(2,642)	24,237	26,879	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.973%	CIT	Quarterly/Semi-Annual	01/27/25	1,300,000	(1,490)	14,169	15,659	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.977%	CIT	Quarterly/Semi-Annual	03/27/25	750,000	(54)	9,349	9,403	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.985%	CIT	Quarterly/Semi-Annual	03/27/25	750,000	(55)	8,966	9,021	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.378%	CIT	Quarterly/Semi-Annual	11/18/46	3,200,000	(22,966)	81,442	104,408	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.537%	GSC	Quarterly/Semi-Annual	04/13/47	1,700,000	(15,203)	(18,247)	—	(3,044)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.695%	CIT	Quarterly/Semi-Annual	05/09/24	4,260,000	(37,060)	(187,932)	—	(150,872)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.731%	CIT	Quarterly/Semi-Annual	07/07/24	1,250,000	(3,789)	(52,789)	—	(49,000)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.793%	CIT	Quarterly/Semi-Annual	03/13/47	2,000,000	(1,477)	(117,232)	—	(115,755)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.387%	CIT	Quarterly/Semi-Annual	05/09/44	2,028,000	(23,182)	(361,462)	—	(338,280)
Net unrealized appreciation (depreciation)					$(110,708)	$(555,569)	$212,090	$(656,951)

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	Rate represents annualized yield at date of purchase.
(d)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(e)	Variable rate security.
(f)

At September 30, 2017 the cost of securities for federal income tax purposes was $99,817,213. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$2,864,075
Gross unrealized depreciation	(999,399)
Net unrealized appreciation	$1,864,676

Currency Legend

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
USD	United States Dollar
ZAR	South African Rand

Counterparty Legend

BCB	Barclays Bank PLC
BOA	Bank of America Merrill Lynch
CIT	Citibank NA
DBK	Deutsche Bank AG
GSC	Goldman Sachs
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
JPS	JPMorgan Chase (Singapore)
MSC	Morgan Stanley and Co., Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

See accompanying notes to investments in securities.

SFT Advantus Managed Volatility Equity Fund

Investments in Securities

September 30, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares/ Contracts	Value(a)
Mutual Funds (89.5%)
Investment Companies (89.5%)
iShares Core High Dividend ETF	501,972	$43,144,493
iShares Edge MSCI Minimum Volatility EAFE ETF	839,483	59,653,662
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	241,825	14,050,032
iShares Edge MSCI Minimum Volatility USA ETF (b)	1,511,682	76,098,072
iShares MSCI Germany ETF	305,112	9,894,782
iShares Short Maturity Bond ETF	232,495	11,692,174
Total mutual funds (cost: $195,779,310)		214,533,215
Purchased Options (0.0%) (cost: $120,140)		30,090
Short-Term Securities (10.4%)
Investment Companies (10.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.920%	24,891,835	24,891,835
Total short-term securities (cost: $24,891,835)		24,891,835
Total investments in securities (cost: $220,791,285) (c)		239,455,140
Cash and other assets in excess of liabilities (0.1%)		238,926
Total net assets (100.0%)		$239,694,066

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)              Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)              Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2017, securities with an aggregate market value of $2,340,810 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
S&P 500® E-Mini Index Future	December 2017	142	Long	$17,451,773	$17,864,310	$412,537

(c)               At September 30, 2017 the cost of securities for federal income tax purposes was $220,810,453. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$18,734,737
Gross unrealized depreciation	(90,050)
Net unrealized appreciation	$18,644,687

Purchased Options	Contracts	Expiration Date	Notional Amount	Exercise Price	Value(a)
Put - S&P 500 Index	177	October 2017	$17,700	$2,380.00	$30,090

Written Options	Contracts	Expiration Date	Notional Amount	Exercise Price	Value(a)
Put - S&P 500 Index	177	October 2017	$17,700	$2,250.00	$(11,948)

See accompanying notes to investments in securities.

SFT Advantus Mortgage Securities Fund

Investments in Securities

September 30, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (96.5%)
Government Obligations (76.6%)
Other Government Obligations (1.1%)
Provincial or Local Government Obligations (1.1%)
Ohio State Water Development Authority, 4.817%, 12/01/30	$250,000	$283,802
Texas A&M University, 4.000%, 05/15/31	325,000	342,654
Utility Debt Securitization Authority, 3.435%, 12/15/25	355,000	367,354
		993,810
U.S. Government Agencies and Obligations (75.5%)
Export-Import Bank of the United States (0.8%)
DY7 Leasing LLC, 2.578%, 12/10/25	171,875	173,604
Export Leasing 2009 LLC, 1.859%, 08/28/21	105,352	105,131
Helios Leasing I LLC
1.825%, 05/16/25	100,642	98,797
2.018%, 05/29/24	153,862	152,596
Union 16 Leasing LLC, 1.863%, 01/22/25	162,330	159,776
		689,904
Federal Home Loan Mortgage Corporation (FHLMC) (16.4%)
1.882%, 01/25/23 (1-Month LIBOR + 0.650%)(b)	365,795	366,597
2.187%, 10/25/29 (1-Month USD LIBOR + 0.950%)(b)	450,000	406,143
2.500%, 03/01/28	160,027	162,243
2.500%, 04/01/28	250,825	254,346
2.537%, 03/25/29 (1-Month USD LIBOR + 1.300%)(b)	500,000	506,250
3.000%, 08/01/42	121,971	123,107
3.000%, 12/01/42	255,229	257,564
3.000%, 01/01/43	340,838	344,092
3.000%, 02/01/43	812,014	820,313
3.000%, 04/01/43	323,479	326,591
3.000%, 10/25/46	377,315	375,774
3.437%, 02/25/24 (1-Month USD LIBOR + 2.200%)(b)	245,806	253,700
3.437%, 09/25/24 (1-Month USD LIBOR + 2.200%)(b)	500,000	516,351
3.500%, 10/01/25	114,724	120,652
3.500%, 05/01/32	292,663	305,924
3.500%, 03/01/42	1,100,262	1,142,707
3.500%, 08/01/42	286,952	298,007
3.500%, 12/01/44	1,308,816	1,350,946
3.500%, 05/25/45	644,933	653,811
3.500%, 11/01/46	417,522	431,941
4.000%, 09/01/40	368,424	393,516
4.000%, 03/01/41	410,125	439,445
4.000%, 01/01/45	968,332	1,019,889
4.037%, 05/25/28 (1-Month USD LIBOR + 2.800%)(b)	192,478	198,808
4.500%, 04/01/23	42,065	45,077
4.500%, 09/01/40	272,984	293,759
4.500%, 01/01/41	291,476	313,691
4.500%, 03/01/41	281,565	304,558
5.000%, 03/01/23	33,300	36,163
5.000%, 05/01/29	43,829	47,700
5.000%, 08/01/35	45,655	50,091
5.000%, 11/01/35	46,446	50,675
5.000%, 11/01/39	468,250	519,673
5.000%, 03/01/40	344,282	383,600
5.500%, 06/01/20	16,547	16,972
5.500%, 10/01/20	55,035	56,021
5.500%, 11/01/23	99,848	109,949
5.500%, 05/01/34	165,726	187,651
5.937%, 04/25/28 (1-Month USD LIBOR + 4.700%)(b)	400,000	459,722
6.000%, 09/01/22	61,690	65,464
6.000%, 11/01/33	152,858	175,621
6.037%, 05/25/28 (1-Month USD LIBOR + 4.800%)(b)	200,000	228,818
6.250%, 12/15/23	62,950	67,699
6.500%, 11/01/32	45,813	52,349
		14,533,970
Federal National Mortgage Association (FNMA) (39.9%)
2.500%, 03/01/27	416,562	422,935
2.500%, 11/01/27	199,666	201,179
2.500%, 03/01/28	442,510	448,453
2.898%, 06/25/27	674,855	671,979
3.000%, 09/01/22	134,536	138,323
3.000%, 11/01/27	193,862	199,743
3.000%, 06/01/28	261,195	269,448
3.000%, 10/17/32 (c)	1,700,000	1,746,750
3.000%, 03/01/42	132,381	133,547
3.000%, 09/01/42	179,630	181,208
3.000%, 03/01/43	129,814	130,955
3.000%, 04/01/43	530,569	535,231

See accompanying notes to investments in securities.

	Principal	Value(a)
3.000%, 05/01/43	$721,758	$728,073
3.000%, 09/01/43	201,879	203,595
3.000%, 01/01/46	512,460	514,752
3.000%, 10/12/47 (c)	1,225,000	1,229,020
3.500%, 11/01/25	67,624	70,675
3.500%, 01/01/26	156,225	163,292
3.500%, 12/01/32	258,834	270,547
3.500%, 11/01/40	234,078	243,308
3.500%, 01/01/41	404,093	418,882
3.500%, 02/01/41	855,159	886,109
3.500%, 11/01/41	392,506	407,220
3.500%, 12/01/41	748,204	774,849
3.500%, 01/01/42	1,770,305	1,833,117
3.500%, 05/01/42	540,856	561,201
3.500%, 08/01/42	505,883	524,658
3.500%, 01/01/43	312,591	323,713
3.500%, 02/01/43	629,738	654,570
3.500%, 03/01/43	291,663	303,181
3.500%, 05/01/43	1,083,354	1,123,663
3.500%, 06/01/45	1,577,239	1,631,834
3.500%, 10/01/45	225,946	233,097
3.500%, 01/01/46	446,572	462,068
3.500%, 01/01/47	969,903	1,001,980
3.500%, 10/12/47 (c)	1,775,000	1,829,845
4.000%, 06/25/23	138,555	142,182
4.000%, 12/01/40	169,688	179,446
4.000%, 04/01/41	149,042	158,968
4.000%, 11/01/41	335,546	354,823
4.000%, 06/01/42	875,344	929,468
4.000%, 09/01/43	544,165	573,944
4.000%, 10/01/43	1,316,945	1,409,513
4.000%, 01/01/44	299,321	320,360
4.000%, 08/01/44	242,674	257,548
4.000%, 10/12/47 (c)	370,000	389,570
4.500%, 04/01/21	3,273	3,376
4.500%, 11/01/23	36,036	38,679
4.500%, 04/01/25	73,431	77,263
4.500%, 05/25/34	537,000	603,402
4.500%, 05/01/35	216,386	233,358
4.500%, 07/01/35	193,607	208,674
4.500%, 09/01/37	233,191	251,593
4.887%, 09/25/29 (1-Month USD LIBOR + 3.650%)(b)	250,000	264,489
5.000%, 05/01/18	10,611	10,856
5.000%, 10/01/20	42,398	44,108
5.000%, 06/25/23	133,401	139,773
5.000%, 11/01/33	202,234	222,824
5.000%, 03/01/34	418,234	460,349
5.000%, 05/01/34	46,598	51,346
5.000%, 12/01/34	40,668	44,811
5.000%, 04/01/35	62,623	69,000
5.000%, 07/01/35	393,394	433,490
5.000%, 03/01/38	112,441	124,571
5.000%, 06/01/39	177,164	197,548
5.000%, 12/01/39	278,211	310,803
5.000%, 06/01/40	93,961	104,232
5.000%, 04/01/41	177,966	196,168
5.500%, 02/01/18	3,766	3,774
5.500%, 03/01/18	8,429	8,451
5.500%, 08/01/23	56,634	62,584
5.500%, 02/01/24	81,955	90,588
5.500%, 04/01/33	306,596	344,338
5.500%, 05/01/33	17,732	19,867
5.500%, 01/01/34	48,100	53,923
5.500%, 02/01/34	29,579	33,171
5.500%, 04/01/34	74,137	83,041
5.500%, 05/01/34	13,668	15,176
5.500%, 09/01/34	185,489	208,075
5.500%, 10/01/34	75,278	84,424
5.500%, 01/01/35	113,488	127,173
5.500%, 02/01/35	226,815	254,355
5.500%, 06/01/35	13,511	15,139
5.500%, 08/01/35	62,125	69,618
5.500%, 10/01/35	43,430	48,796
5.500%, 11/01/35	10,390	11,590
5.500%, 09/01/36	175,282	196,504
5.500%, 05/01/38	2,788	3,081
5.637%, 01/25/24 (1-Month USD LIBOR + 4.400%)(b)	100,000	112,327
6.000%, 09/01/32	18,307	21,042
6.000%, 10/01/32	295,135	338,162
6.000%, 11/01/32	221,374	254,520
6.000%, 03/01/33	265,636	305,440
6.000%, 04/01/33	36,605	41,181
6.000%, 12/01/33	66,617	76,037
6.000%, 08/01/34	62,438	71,286
6.000%, 09/01/34	35,972	41,079
6.000%, 11/01/34	17,624	19,834
6.000%, 12/01/34	150,260	171,770
6.000%, 11/01/36	19,966	22,738
6.000%, 01/01/37	170,446	193,820
6.000%, 08/01/37	44,998	51,115
6.000%, 09/01/37	65,632	75,481
6.000%, 12/01/37	31,509	35,517
6.000%, 12/01/38	83,877	95,409
6.500%, 11/01/23	50,481	54,145
6.500%, 02/01/32	235,813	269,713
6.500%, 04/01/32	80,090	92,352
6.500%, 05/01/32	25,556	28,320
6.500%, 07/01/32	272,868	311,566
6.500%, 09/01/32	855	948
6.500%, 09/01/34	22,489	25,297

See accompanying notes to investments in securities.

	Principal	Value(a)
6.500%, 11/01/34	$8,497	$9,734
6.500%, 03/01/35	113,367	129,173
6.500%, 02/01/36	15,444	17,115
6.500%, 09/01/37	118,388	133,456
7.000%, 09/01/31	118,532	133,065
7.000%, 11/01/31	22,530	25,532
7.000%, 02/01/32	86,251	100,266
7.000%, 07/01/32	16,620	18,669
7.000%, 10/01/37	16,283	17,164
7.500%, 07/25/22	68,071	72,277
7.500%, 04/01/31	31,520	35,166
		35,413,919
Government National Mortgage Association (GNMA) (17.8%)
0.011%, 06/17/45 (b) (d)	272,491	92
0.643%, 07/16/40 (b) (d)	218,352	230
1.000%, 12/20/42	163,408	155,007
3.000%, 09/20/42	501,088	511,159
3.000%, 09/20/44	183,664	186,945
3.000%, 03/15/45	525,462	532,693
3.000%, 04/15/45	1,366,274	1,385,075
3.000%, 05/15/45	171,006	173,360
3.000%, 10/23/47 (c)	350,000	354,867
3.250%, 04/20/33	196,433	203,947
3.250%, 03/20/35	1,166,012	1,210,621
3.250%, 11/20/35	309,622	321,032
3.250%, 01/20/36	1,135,490	1,177,339
3.500%, 11/15/40	115,743	121,165
3.500%, 10/20/43	366,068	382,609
3.500%, 02/20/45	601,582	626,357
3.500%, 03/20/45	922,031	960,005
3.500%, 04/20/45	1,166,205	1,214,236
3.500%, 04/20/46	287,098	298,702
3.500%, 10/23/47 (c)	600,000	623,625
3.750%, 03/20/46	271,333	284,132
4.000%, 07/20/31	466,857	495,935
4.000%, 04/20/39	303,121	321,847
4.000%, 12/20/40	983,658	1,050,171
4.000%, 01/15/41	66,327	70,286
4.000%, 02/15/41	462,793	494,718
4.000%, 10/15/41	352,002	373,495
4.000%, 12/20/44	192,288	203,594
4.500%, 06/15/40	315,948	343,148
5.000%, 05/15/33	105,261	115,894
5.000%, 12/15/39	87,875	98,234
5.000%, 01/15/40	757,418	831,713
5.000%, 07/15/40	378,015	415,383
5.500%, 07/15/38	128,552	145,411
5.500%, 10/15/38	151,141	174,858
		15,857,885
U.S. Treasury (0.5%)
U.S. Treasury Bond, 3.000%, 05/15/47	300,000	308,695
U.S. Treasury Note, 2.250%, 02/15/27 (e)	150,000	149,092
		457,787
Vendee Mortgage Trust (0.1%)
Vendee Mortgage Trust, 7.793%, 02/15/25	52,638	57,024
Total government obligations (cost: $67,154,172)		68,004,299

Asset-Backed Securities (7.2%)
Bear Stearns Asset Backed Securities Trust,
2.212%, 02/25/34 (1-Month USD LIBOR + 0.975%)(b)	361,951	343,880
CarMax Auto Owner Trust, 1.880%, 11/15/19	350,000	350,280
Chase Funding Trust
1.797%, 02/25/33 (1-Month USD LIBOR + 0.560%)(b)	155,233	145,442
1.877%, 08/25/32 (1-Month USD LIBOR + 0.640%)(b)	122,337	112,009
Chesapeake Funding II LLC
3.380%, 08/15/29 (f)	275,000	274,078
3.710%, 05/15/29 (f)	100,000	100,758
Commonbond Student Loan Trust, 5.280%, 05/25/41 (f)	250,000	248,968
CountryPlace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (b) (f)	219,289	226,654
Credit-Based Asset Servicing and Securitization LLC, 6.250%, 10/25/36 (f) (g)	186,117	189,028
CSMC Trust, 3.500%, 06/25/47 (b) (f)	525,000	523,379
Earnest Student Loan Program LLC, 2.650%, 01/25/41 (f)	465,004	462,853
Entergy Gulf States Reconstruction Funding 1 LLC, 5.930%, 06/29/22	500,000	536,707

See accompanying notes to investments in securities.

	Principal	Value(a)
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (f) (h) (i) (j)	$74,651	$75,032
FirstEnergy Ohio PIRB Special Purpose Trust, 1.726%, 01/15/22	150,304	150,202
Foursight Capital Automobile Receivables Trust
2.340%, 01/15/21 (f)	148,158	148,239
3.710%, 01/18/22 (f)	285,000	282,618
Invitation Homes 2014-SFR2 Trust, 2.335%, 09/17/31 (1-Month LIBOR + 1.100%)(b) (f)	203,959	204,546
Invitation Homes 2015-SFR3 Trust, 2.534%, 08/17/32 (1-Month LIBOR + 1.300%)(b) (f)	618,658	623,020
Lehman ABS Manufactured Housing Contract Trust, 5.873%, 04/15/40	67,947	69,371
Morgan Stanley Dean Witter Capital I, Inc., 1.797%, 08/25/32 (1-Month USD LIBOR + 0.560%)(b)	178,343	168,044
Progress Residential Trust, 3.565%, 08/17/34 (f)	475,000	477,327
Saxon Asset Securities Trust, 1.777%, 03/25/35 (1-Month USD LIBOR + 0.540%)(b)	270,238	259,238
Towd Point Mortgage Trust, 3.750%, 04/25/55 (b) (f)	350,000	356,835
Total asset-backed securities (cost: $6,316,418)		6,328,508

Other Mortgage-Backed Securities (11.5%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (3.2%)
Agate Bay Mortgage Trust, 3.825%, 01/25/45 (b) (f)	259,267	260,901
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29	149,397	110,686
GS Mortgage-Backed Securities Trust, 3.135%, 07/25/44 (b) (f)	396,940	380,412
JP Morgan Mortgage Trust
3.375%, 10/25/46 (b) (f)	340,589	327,856
3.426%, 06/25/29 (b) (f)	225,651	227,224
3.657%, 05/25/43 (b) (f)	387,908	387,358
Prudential Home Mortgage Securities
7.805%, 09/28/24 (b) (f)	1,052	973
7.900%, 04/28/22 (f)	11,654	11,177
Seasoned Credit Risk Transfer Trust, 4.000%, 08/25/56 (b) (f)	200,000	199,250
Sequoia Mortgage Trust
3.714%, 07/25/45 (b) (f)	473,204	482,541
3.875%, 01/25/45 (b) (f)	392,995	396,559
Structured Asset Mortgage Investments, Inc., 1.308%, 05/02/30 (b)	11,006	1,934
		2,786,871
Commercial Mortgage-Backed Securities (8.3%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (f)	85,124	85,736
BANK 2017-BNK4, 3.625%, 05/15/50	350,000	364,517
BB-UBS Trust, 4.160%, 11/05/36 (b) (f)	500,000	497,556
CFCRE Commercial Mortgage Trust, 3.839%, 12/10/54	500,000	523,758
Citigroup Commercial Mortgage Trust
2.911%, 01/12/30 (b) (f)	280,000	280,111
3.209%, 05/10/49	375,000	378,354
CSMC Trust, 3.304%, 09/15/37 (f)	400,000	407,226
Hometown Commercial Mortgage, 5.506%, 11/11/38 (f) (h)	17,672	14,809
Irvine Core Office Trust, 2.068%, 05/15/48 (f)	301,434	298,895
JPMorgan Chase Commercial Mortgage Securities Corp., 2.128%, 12/05/27 (b) (d) (f) (h)	3,375,573	125,119
Morgan Stanley Bank of America Merrill Lynch Trust, 3.720%, 12/15/49	225,000	235,815
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (f)	150,000	150,360
Multi Security Asset Trust, 5.880%, 11/28/35 (b) (f) (h)	407,149	406,426
One Market Plaza Trust, 3.614%, 02/10/32 (f)	500,000	519,399

See accompanying notes to investments in securities.

	Principal	Value(a)
UBS Commercial Mortgage Trust,
3.724%, 06/15/50	$1,500,000	$1,532,231
Wells Fargo Commercial Mortgage Trust
2.814%, 08/15/49	540,000	524,225
3.096%, 06/15/49	400,000	399,600
3.637%, 06/15/48	625,000	651,094
		7,395,231
Total other mortgage-backed securities (cost: $10,299,663)		10,182,102

Corporate Obligations (1.2%)
Communications (0.7%)
Telecommunication (0.7%)
Crown Castle Towers LLC, 3.222%, 05/15/22 (f)	425,000	433,228
SBA Tower Trust, 2.240%, 04/10/18 (f)	220,000	219,927
		653,155
Financial (0.5%)
Real Estate Investment Trust — Residential (0.5%)
UDR, Inc., 4.000%, 10/01/25	400,000	416,584
Total corporate obligations (cost: $1,044,238)		1,069,739
Total long-term debt securities (cost: $84,814,491)		85,584,648

	Shares
Short-Term Securities (10.9%)
Investment Companies (10.9%)
Federated Government Obligations Fund, current rate 0.890% (k)	2,300,000	2,300,000
State Street Institutional U.S. Government Money Market Fund, current rate 0.920% (k)	5,103,282	5,103,282
STIT-Government & Agency Portfolio, current rate 0.920% (k)	2,300,000	2,300,000
Total short-term securities (cost: $9,703,282)		9,703,282
Total investments in securities (cost: $94,517,773) (l)		95,287,930
Liabilities in excess of cash and other assets (-7.4%)		(6,529,799)
Total net assets (100.0%)		$88,758,131

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Variable rate security.

(c)          Security is issued on a when-issued or forward commitment basis. As of September 30, 2017 the total cost of investments issued on a when-issued or forward commitment basis was $6,203,246.

(d)         Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)          Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2017, securities with an aggregate market value of $99,395 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	December 2017	13	Long	$1,647,891	$1,629,063	$(18,829)

(f)           Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(g)          Step rate security.

(h)         Illiquid security. (See Note 3.)

(i)             Foreign security: The Fund held 0.1% of net assets in foreign securities at September 30, 2017.

(j)            These securities are being fair-valued according to procedures approved by the Board of Trustees.

(k)         All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of September 30, 2017.

(l)             At September 30, 2017 the cost of securities for federal income tax purposes was $94,995,568. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$1,159,221
Gross unrealized depreciation	(866,859)
Net unrealized appreciation	$292,362

See accompanying notes to investments in securities.

SFT Advantus Real Estate Securities Fund

Investments in Securities

September 30, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.5%)
Consumer Discretionary (0.9%)
Hotels, Restaurants & Leisure (0.9%)
Hilton Worldwide Holdings, Inc.	18,900	$1,312,605

Real Estate (95.6%)
Health Care REITs (8.9%)
HCP, Inc.	87,300	2,429,559
Healthcare Trust of America, Inc. - Class A	57,800	1,722,440
Physicians Realty Trust	49,200	872,316
Ventas, Inc.	46,196	3,008,745
Welltower, Inc.	56,900	3,998,932
		12,031,992
Hotels & Resort REITs (4.3%)
Apple Hospitality REIT, Inc.	66,200	1,251,842
Host Hotels & Resorts, Inc.	111,046	2,053,241
RLJ Lodging Trust	45,100	992,200
Sunstone Hotel Investors, Inc.	91,900	1,476,833
		5,774,116
Industrial REITs (10.8%)
Duke Realty Corp.	129,700	3,737,954
First Industrial Realty Trust, Inc.	51,300	1,543,617
Liberty Property Trust	60,500	2,484,130
ProLogis, Inc.	100,081	6,351,140
Rexford Industrial Realty, Inc.	18,200	520,884
		14,637,725
Office REITs (16.9%)
Alexandria Real Estate Equities, Inc.	40,400	4,806,388
Boston Properties, Inc.	12,583	1,546,199
Brandywine Realty Trust	153,200	2,679,468
Corporate Office Properties Trust	36,500	1,198,295
Highwoods Properties, Inc.	39,100	2,036,719
Kilroy Realty Corp.	44,936	3,195,848
SL Green Realty Corp.	26,171	2,651,646
Vornado Realty Trust	61,086	4,696,292
		22,810,855
Residential REITs (21.1%)
American Campus Communities, Inc.	22,600	997,790
American Homes 4 Rent - Class A	93,500	2,029,885
Apartment Investment & Management Co. - Class A	39,018	1,711,329
AvalonBay Communities, Inc.	20,626	3,680,091
Camden Property Trust	27,700	2,533,165
Equity Residential	37,300	2,459,189
Essex Property Trust, Inc.	14,816	3,763,709
Invitation Homes, Inc.	28,400	643,260
Mid-America Apartment Communities, Inc.	40,600	4,339,328
Sun Communities, Inc.	40,400	3,461,472
UDR, Inc.	77,500	2,947,325
		28,566,543
Retail REITs (18.9%)
Agree Realty Corp.	40,500	1,987,740
Brixmor Property Group, Inc.	122,800	2,308,640
GGP, Inc.	111,500	2,315,855
Kimco Realty Corp.	134,000	2,619,700
National Retail Properties, Inc.	43,400	1,808,044
Realty Income Corp.	31,600	1,807,204
Regency Centers Corp.	48,214	2,991,196
Simon Property Group, Inc.	60,379	9,721,623
		25,560,002
Specialized REITs (14.7%)
CubeSmart	15,121	392,541
CyrusOne, Inc.	38,700	2,280,591
Digital Realty Trust, Inc.	21,000	2,484,930
EPR Properties	12,900	899,646
Equinix, Inc.	15,434	6,888,194
Extra Space Storage, Inc.	32,200	2,573,424
Public Storage	12,800	2,739,072
STORE Capital Corp.	67,200	1,671,264
		19,929,662
Total common stocks (cost: $126,143,807)		130,623,500

Short-Term Securities (2.6%)
Investment Companies (2.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.920%	3,508,007	3,508,007
Total short-term securities (cost: $3,508,007)		3,508,007

See accompanying notes to investments in securities.

Value(a)
Total investments in securities (cost: $129,651,814) (b)	134,131,507
Cash and other assets in excess of liabilities (0.9%)	1,171,039
Total net assets (100.0%)	$135,302,546

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         At September 30, 2017 the cost of securities for federal income tax purposes was $130,288,707. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$8,193,033
Gross unrealized depreciation	(4,350,233)
Net unrealized appreciation	$3,842,800

See accompanying notes to investments in securities.

SFT IvySM Growth Fund

Investments in Securities

September 30, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.5%)
Consumer Discretionary (13.6%)
Automobiles (2.0%)
Ferrari NV (b)	89,229	$9,858,020
Internet & Catalog Retail (5.7%)
Amazon.com, Inc. (c)	19,016	18,281,032
The Priceline Group, Inc. (c)	5,300	9,703,346
		27,984,378
Media (1.9%)
Comcast Corp. - Class A	239,300	9,208,264
Specialty Retail (4.0%)
The Home Depot, Inc.	120,900	19,774,404

Consumer Staples (3.6%)
Tobacco (3.6%)
Philip Morris International, Inc.	158,600	17,606,186

Energy (1.4%)
Energy Equipment & Services (1.4%)
Halliburton Co.	150,815	6,942,014

Financial (7.4%)
Capital Markets (7.4%)
CME Group, Inc.	113,600	15,413,248
S&P Global, Inc.	55,595	8,690,054
The Charles Schwab Corp.	274,600	12,011,004
		36,114,306
Health Care (12.4%)
Biotechnology (6.6%)
Alexion Pharmaceuticals, Inc. (c)	27,700	3,886,033
Celgene Corp. (c)	136,349	19,882,411
Vertex Pharmaceuticals, Inc. (c)	54,834	8,336,961
		32,105,405
Health Care Equipment & Supplies (4.3%)
Danaher Corp.	81,800	7,016,804
Edwards Lifesciences Corp. (c)	57,941	6,333,531
Intuitive Surgical, Inc. (c)	7,400	7,739,512
		21,089,847
Pharmaceuticals (1.5%)
Bristol-Myers Squibb Co.	38,200	2,434,868
Zoetis, Inc.	78,100	4,979,656
		7,414,524
Industrials (10.3%)
Aerospace & Defense (4.3%)
Lockheed Martin Corp.	43,701	13,559,983
Northrop Grumman Corp.	27,102	7,797,788
		21,357,771
Electrical Equipment (0.5%)
Rockwell Automation, Inc.	14,300	2,548,403

Machinery (3.8%)
Caterpillar, Inc.	82,600	10,301,046
Parker Hannifin Corp.	17,400	3,045,348
Stanley Black & Decker, Inc.	33,700	5,087,689
		18,434,083
Road & Rail (1.7%)
Union Pacific Corp.	70,142	8,134,368

Information Technology (47.9%)
Computers & Peripherals (4.5%)
Apple, Inc.	143,521	22,119,457
Internet Software & Services (9.3%)
Alphabet, Inc. - Class A (c)	13,900	13,534,708
Alphabet, Inc. - Class C (c)	12,444	11,935,165
Facebook, Inc. - Class A (c)	117,859	20,138,567
		45,608,440
IT Services (12.8%)
FleetCor Technologies, Inc. (c)	20,600	3,188,262
Mastercard, Inc. - Class A	157,400	22,224,880
PayPal Holdings, Inc. (c)	280,600	17,966,818
Visa, Inc. - Class A	183,900	19,353,636
		62,733,596
Semiconductors & Semiconductor Equipment (8.0%)
Applied Materials, Inc.	115,200	6,000,768
Lam Research Corp.	104,538	19,343,711
Microchip Technology, Inc.	152,029	13,649,164
		38,993,643
Software (13.3%)
Adobe Systems, Inc. (c)	104,500	15,589,310
Electronic Arts, Inc. (c)	109,700	12,951,182
Microsoft Corp.	283,000	21,080,670
Salesforce.com, Inc. (c)	168,052	15,699,418
		65,320,580
Real Estate (0.9%)
Specialized REITs (0.9%)
American Tower Corp.	32,900	4,496,772
Total common stocks (cost: $342,303,811)		477,844,461

See accompanying notes to investments in securities.

	Shares	Value(a)
Short-Term Securities (2.2%)
Investment Companies (2.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.920%	10,923,118	$10,923,118
Total short-term securities (cost: $10,923,118)		10,923,118
Total investments in securities (cost: $353,226,929) (d)		488,767,579
Cash and other assets in excess of liabilities (0.3%)		1,458,322
Total net assets (100.0%)		$490,225,901

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Foreign security: The Fund held 2.0% of net assets in foreign securities at September 30, 2017.

(c)          Non-income producing security.

(d)         At September 30, 2017 the cost of securities for federal income tax purposes was $353,302,813. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$137,044,354
Gross unrealized depreciation	(1,579,588)
Net unrealized appreciation	$135,464,766

See accompanying notes to investments in securities.

SFT IvySM  Small Cap Growth Fund

Investments in Securities

September 30, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.3%)
Consumer Discretionary (15.5%)
Auto Components (1.0%)
Visteon Corp. (b)	14,416	$1,784,268
Distributors (1.5%)
Pool Corp.	24,402	2,639,564
Hotels, Restaurants & Leisure (6.5%)
Dave & Buster’s Entertainment, Inc. (b)	46,200	2,424,576
Hilton Grand Vacations, Inc. (b)	66,300	2,561,169
Texas Roadhouse, Inc.	50,400	2,476,656
Vail Resorts, Inc.	6,800	1,551,216
Wingstop, Inc.	79,233	2,634,497
		11,648,114
Household Durables (1.6%)
Installed Building Products, Inc. (b)	44,446	2,880,101
Leisure Equipment & Products (0.4%)
Nautilus, Inc. (b)	43,000	726,700
Multiline Retail (1.0%)
Ollie’s Bargain Outlet Holdings, Inc. (b)	37,300	1,730,720
Specialty Retail (3.5%)
Burlington Stores, Inc. (b)	27,400	2,615,604
Caleres, Inc.	1,029	31,405
Five Below, Inc. (b)	48,300	2,650,704
Party City Holdco, Inc. (b)	63,223	856,672
		6,154,385
Consumer Staples (1.0%)
Food Products (1.0%)
Snyder’s-Lance, Inc.	47,253	1,802,229

Energy (4.1%)
Energy Equipment & Services (2.9%)
Keane Group, Inc. (b)	76,500	1,276,020
RPC, Inc.	132,100	3,274,759
US Silica Holdings, Inc.	19,800	615,186
		5,165,965
Oil, Gas & Consumable Fuels (1.2%)
Centennial Resource Development, Inc. (b)	41,600	747,552
Jagged Peak Energy, Inc. (b)	35,600	486,296
PDC Energy, Inc. (b)	17,600	862,928
		2,096,776
Financial (6.0%)
Commercial Banks (5.5%)
Ameris Bancorp	35,500	1,704,000
Home BancShares, Inc.	106,200	2,678,364
SVB Financial Group (b)	12,400	2,319,916
Western Alliance Bancorp (b)	56,200	2,983,096
		9,685,376
Thrifts & Mortgage Finance (0.5%)
LendingTree, Inc. (b)	3,717	908,621

Health Care (17.2%)
Health Care Equipment & Supplies (7.2%)
Inogen, Inc. (b)	22,155	2,106,941
iRhythm Technologies, Inc. (b)	24,674	1,280,087
K2M Group Holdings, Inc. (b)	111,114	2,356,728
Nevro Corp. (b)	26,751	2,431,131
NuVasive, Inc. (b)	27,076	1,501,635
Penumbra, Inc. (b)	27,011	2,439,093
Tactile Systems Technology, Inc. (b)	23,900	739,705
		12,855,320
Health Care Providers & Services (8.8%)
Acadia Healthcare Co., Inc. (b)	72,221	3,449,275
AMN Healthcare Services, Inc. (b)	115,245	5,266,696
Envision Healthcare Corp. (b)	27,000	1,213,650
HealthEquity, Inc. (b)	71,800	3,631,644
Teladoc, Inc. (b)	59,864	1,984,492
		15,545,757
Life Sciences Tools & Services (0.8%)
Cambrex Corp. (b)	24,829	1,365,595
Pharmaceuticals (0.4%)
Aerie Pharmaceuticals, Inc. (b)	15,812	768,463

Industrials (21.8%)
Aerospace & Defense (4.3%)
Hexcel Corp.	49,400	2,836,548
Mercury Systems, Inc. (b)	94,100	4,881,908
		7,718,456
Air Freight & Logistics (2.4%)
XPO Logistics, Inc. (b)	62,500	4,236,250
Building Products (0.8%)
JELD-WEN Holding, Inc. (b)	37,949	1,347,948

See accompanying notes to investments in securities.

	Shares	Value(a)
Commercial Services & Supplies (2.0%)
Healthcare Services Group, Inc.	27,000	$1,457,190
The Brink’s Co.	25,600	2,156,800
		3,613,990
Construction & Engineering (1.6%)
Dycom Industries, Inc. (b)	33,700	2,894,156
Electrical Equipment (1.7%)
Woodward, Inc.	38,000	2,949,180
Machinery (4.1%)
John Bean Technologies Corp.	29,800	3,012,780
RBC Bearings, Inc. (b)	13,883	1,737,457
The Timken Co.	26,998	1,310,753
The Toro Co.	19,700	1,222,582
		7,283,572
Road & Rail (1.3%)
Knight-Swift Transportation Holdings, Inc. (b)	54,400	2,260,320
Trading Companies & Distributors (3.6%)
Beacon Roofing Supply, Inc. (b)	70,177	3,596,571
Watsco, Inc.	17,506	2,819,692
		6,416,263
Information Technology (28.4%)
Communications Equipment (0.9%)
Lumentum Holdings, Inc. (b)	29,500	1,603,325
Electronic Equipment, Instruments & Components (1.8%)
Fabrinet (b) (c)	47,500	1,760,350
Tech Data Corp. (b)	16,700	1,483,795
		3,244,145
Internet Software & Services (3.6%)
Envestnet, Inc. (b)	6,900	351,900
Five9, Inc. (b)	92,900	2,220,310
Mimecast, Ltd. (b)	15,600	443,352
Q2 Holdings, Inc. (b)	50,394	2,098,910
Shopify, Inc. - Class A (b) (c)	10,900	1,269,741
		6,384,213
IT Services (3.5%)
Booz Allen Hamilton Holding Corp.	103,335	3,863,696
InterXion Holding NV (b) (c)	44,500	2,266,385
		6,130,081
Semiconductors & Semiconductor Equipment (3.8%)
Integrated Device Technology, Inc. (b)	44,000	1,169,520
Monolithic Power Systems, Inc.	22,700	2,418,685
Power Integrations, Inc.	43,132	3,157,263
		6,745,468
Software (14.8%)
BroadSoft, Inc. (b)	58,600	2,947,580
Ellie Mae, Inc. (b)	20,900	1,716,517
Globant SA (b) (c)	45,800	1,835,206
HubSpot, Inc. (b)	36,900	3,101,445
Paycom Software, Inc. (b)	43,555	3,264,883
Proofpoint, Inc. (b)	33,744	2,943,152
The Ultimate Software Group, Inc. (b)	19,622	3,720,331
Tyler Technologies, Inc. (b)	16,899	2,945,833
Varonis Systems, Inc. (b)	41,500	1,738,850
Zendesk, Inc. (b)	71,000	2,066,810
		26,280,607
Materials (2.3%)
Construction Materials (2.1%)
Summit Materials, Inc. - Class A (b)	74,916	2,399,560
US Concrete, Inc. (b)	17,030	1,299,389
		3,698,949
Paper & Forest Products (0.2%)
KapStone Paper and Packaging Corp.	22,476	483,009

Real Estate (2.0%)
Real Estate Services (2.0%)
RE/MAX Holdings, Inc. - Class A	55,400	3,520,670
Total common stocks (cost: $138,303,718)		174,568,556

Short-Term Securities (1.8%)
Investment Companies (1.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.920%	3,276,886	3,276,886
Total short-term securities (cost: $3,276,886)		3,276,886

See accompanying notes to investments in securities.

Value(a)
Total investments in securities (cost: $141,580,604) (d)	177,845,442
Liabilities in excess of cash and other assets (-0.1%)	(254,054)
Total net assets (100.0%)	$177,591,388

Investments in Securities Legend

(a)        Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)        Non-income producing security.

(c)         Foreign security: The Fund held 4.0% of net assets in foreign securities at September 30, 2017.

(d)        At September 30, 2017 the cost of securities for federal income tax purposes was $141,670,640. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$38,418,251
Gross unrealized depreciation	(2,243,449)
Net unrealized appreciation	$36,174,802

See accompanying notes to investments in securities.

SFT Pyramis® Core Equity Fund

Investments in Securities

September 30, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.1%)
Consumer Discretionary (11.7%)
Auto Components (0.5%)
Delphi Automotive PLC (b)	6,400	$629,760
Hotels, Restaurants & Leisure (1.5%)
Marriott International, Inc. - Class A	4,860	535,863
Starbucks Corp.	23,590	1,267,019
		1,802,882
Household Durables (1.7%)
Mohawk Industries, Inc. (c)	2,430	601,450
Newell Brands, Inc.	33,575	1,432,645
		2,034,095
Internet & Catalog Retail (1.9%)
Amazon.com, Inc. (c)	2,280	2,191,878
Media (3.3%)
Comcast Corp. - Class A	39,260	1,510,725
The Walt Disney Co.	16,930	1,668,790
Time Warner, Inc.	6,170	632,116
		3,811,631
Specialty Retail (1.9%)
The Home Depot, Inc.	6,580	1,076,225
The TJX Cos., Inc.	16,070	1,184,841
		2,261,066
Textiles, Apparel & Luxury Goods (0.9%)
NIKE, Inc. - Class B	18,980	984,113

Consumer Staples (8.2%)
Beverages (3.1%)
Constellation Brands, Inc. - Class A	7,780	1,551,721
Molson Coors Brewing Co. - Class B	12,590	1,027,848
Monster Beverage Corp. (c)	19,910	1,100,027
		3,679,596
Food Products (1.9%)
Mondelez International, Inc. - Class A	29,460	1,197,844
Tyson Foods, Inc. - Class A	15,100	1,063,795
		2,261,639
Personal Care (1.0%)
The Estee Lauder Cos., Inc. - Class A	10,450	1,126,928
Personal Products (0.8%)
Coty, Inc. - Class A	59,530	984,031
Tobacco (1.4%)
Altria Group, Inc.	24,820	1,574,084

Energy (6.1%)
Oil, Gas & Consumable Fuels (6.1%)
Chevron Corp.	8,010	941,175
Concho Resources, Inc. (c)	10,140	1,335,641
EOG Resources, Inc.	15,380	1,487,861
Hess Corp.	18,880	885,283
Marathon Petroleum Corp.	13,930	781,195
Pioneer Natural Resources Co.	11,380	1,679,005
		7,110,160
Financial (14.7%)
Capital Markets (3.2%)
CBOE Holdings, Inc.	11,630	1,251,737
CME Group, Inc.	12,690	1,721,779
The Goldman Sachs Group, Inc.	3,040	721,058
		3,694,574
Commercial Banks (6.6%)
Citigroup, Inc.	42,280	3,075,447
Huntington Bancshares, Inc.	89,800	1,253,608
KeyCorp	66,370	1,249,083
Regions Financial Corp.	120,720	1,838,566
Wells Fargo & Co.	5,340	294,501
		7,711,205
Consumer Finance (2.0%)
Capital One Financial Corp.	12,710	1,076,029
Discover Financial Services	20,510	1,322,485
		2,398,514
Insurance (2.9%)
Aflac, Inc.	7,640	621,820
Hartford Financial Services Group, Inc.	30,340	1,681,746
Torchmark Corp.	14,260	1,142,083
		3,445,649
Health Care (14.4%)
Biotechnology (3.2%)
Alexion Pharmaceuticals, Inc. (c)	10,140	1,422,540
BioMarin Pharmaceutical, Inc. (c)	10,180	947,453
Vertex Pharmaceuticals, Inc. (c)	9,110	1,385,084
		3,755,077

See accompanying notes to investments in securities.

	Shares	Value(a)
Health Care Equipment & Supplies (4.7%)
Becton Dickinson and Co.	7,710	$1,510,775
Danaher Corp.	30,440	2,611,143
Zimmer Biomet Holdings, Inc.	11,300	1,323,117
		5,445,035
Health Care Providers & Services (1.6%)
Humana, Inc.	7,690	1,873,515
Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	21,980	1,411,116
Pharmaceuticals (3.7%)
Bristol-Myers Squibb Co.	31,410	2,002,073
Merck & Co., Inc.	37,200	2,381,916
		4,383,989
Industrials (10.1%)
Aerospace & Defense (4.9%)
Lockheed Martin Corp.	6,150	1,908,283
The Boeing Co.	8,270	2,102,317
United Technologies Corp.	14,970	1,737,718
		5,748,318
Air Freight & Logistics (0.7%)
FedEx Corp.	3,300	744,414
Building Products (1.0%)
Fortune Brands Home & Security, Inc.	17,820	1,198,038
Machinery (2.7%)
Fortive Corp.	21,575	1,527,294
Ingersoll-Rand PLC	18,510	1,650,537
		3,177,831
Road & Rail (0.8%)
CSX Corp.	18,010	977,223

Information Technology (23.3%)
Computers & Peripherals (4.1%)
Apple, Inc.	31,250	4,816,250
Electronic Equipment, Instruments & Components (1.0%)
Corning, Inc.	40,560	1,213,555
Internet Software & Services (5.3%)
Alphabet, Inc. - Class A (c)	5,200	5,063,344
Facebook, Inc. - Class A (c)	6,330	1,081,607
		6,144,951
IT Services (5.3%)
Fidelity National Information Services, Inc.	22,330	2,085,398
International Business Machines Corp.	10,260	1,488,521
Visa, Inc. - Class A	25,370	2,669,939
		6,243,858
Semiconductors & Semiconductor Equipment (5.0%)
Broadcom, Ltd.	7,220	1,751,139
Intel Corp.	66,490	2,531,939
Micron Technology, Inc. (c)	28,180	1,108,319
NXP Semiconductor NV (b) (c)	3,550	401,470
		5,792,867
Software (2.6%)
Adobe Systems, Inc. (c)	7,470	1,114,375
Salesforce.com, Inc. (c)	20,950	1,957,149
		3,071,524
Materials (2.8%)
Chemicals (2.1%)
Albemarle Corp.	3,600	490,716
DowDuPont, Inc.	6,660	461,072
Ecolab, Inc.	6,780	871,976
LyondellBasell Industries NV - Class A	7,180	711,179
		2,534,943
Construction Materials (0.7%)
Eagle Materials, Inc.	7,650	816,255

Real Estate (2.8%)
Office REITs (0.9%)
Boston Properties, Inc.	8,610	1,057,997
Residential REITs (0.7%)
UDR, Inc.	21,320	810,799
Specialized REITs (1.2%)
Public Storage	6,600	1,412,334

Telecommunication Services (2.1%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	37,800	1,480,626
Verizon Communications, Inc.	17,230	852,713
		2,333,339
Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc. (c)	2,480	152,917

Utilities (2.9%)
Electric Utilities (2.9%)
American Electric Power Co., Inc.	29,160	2,048,198

See accompanying notes to investments in securities.

	Shares	Value(a)
PG&E Corp.	20,420	$1,390,398
		3,438,596
Total common stocks (cost: $99,488,483)		116,256,546
Short-Term Securities (1.0%)
Investment Companies (1.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.920%	1,131,937	1,131,937
Total short-term securities (cost: $1,131,937)		1,131,937
Total investments in securities (cost: $100,620,420) (d)		117,388,483
Liabilities in excess of cash and other assets (-0.1%)		(163,133)
Total net assets (100.0%)		$117,225,350

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Foreign security: The Fund held 0.9% of net assets in foreign securities at September 30, 2017.

(c)          Non-income producing security.

(d)         At September 30, 2017 the cost of securities for federal income tax purposes was $101,107,493. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$18,216,424
Gross unrealized depreciation	(1,935,434)
Net unrealized appreciation	$16,280,990

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

September 30, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.9%)
Consumer Discretionary (3.7%)
Auto Components (0.6%)
Magna International, Inc. (b)	26,971	$1,439,712
Automobiles (0.1%)
General Motors Co.	5,600	226,128
Hotels, Restaurants & Leisure (0.6%)
Las Vegas Sands Corp.	556	35,673
Norwegian Cruise Line Holdings, Ltd. (c)	25,382	1,371,897
		1,407,570
Household Durables (0.4%)
Lennar Corp. - Class A	14,789	780,859
Media (1.7%)
Comcast Corp. - Class A	47,200	1,816,256
Twenty-First Century Fox, Inc. - Class B	73,400	1,892,986
		3,709,242
Specialty Retail (0.3%)
L Brands, Inc.	11,800	490,998
Lowe’s Cos., Inc.	2,600	207,844
		698,842
Consumer Staples (9.5%)
Food & Staples Retailing (1.9%)
CVS Health Corp.	11,850	963,642
Wal-Mart Stores, Inc.	41,900	3,274,066
		4,237,708
Food Products (4.4%)
Bunge, Ltd.	5,074	352,440
The Kraft Heinz Co.	700	54,285
Tyson Foods, Inc. - Class A	132,132	9,308,700
		9,715,425
Household Products (0.3%)
The Procter & Gamble Co.	6,800	618,664
Tobacco (2.9%)
British American Tobacco PLC (b)	20,705	1,297,828
Philip Morris International, Inc.	45,504	5,051,399
		6,349,227
Energy (8.1%)
Oil, Gas & Consumable Fuels (8.1%)
Andeavor	12,260	1,264,619
BP PLC ADR (b)	5,700	219,051
Canadian Natural Resources, Ltd. (b)	25,600	857,344
Chevron Corp.	9,151	1,075,242
Devon Energy Corp.	10,100	370,771
Enbridge, Inc. (b)	2,072	86,692
Encana Corp. (b)	46,300	545,414
EOG Resources, Inc.	34,912	3,377,387
Exxon Mobil Corp.	14,000	1,147,720
Marathon Petroleum Corp.	20,680	1,159,734
Noble Energy, Inc.	15,463	438,531
Occidental Petroleum Corp.	21,231	1,363,243
TOTAL SA ADR (b)	48,681	2,605,407
TransCanada Corp. (b)	68,771	3,399,351
		17,910,506
Financial (24.5%)
Capital Markets (5.6%)
Ameriprise Financial, Inc.	3,156	468,698
Intercontinental Exchange, Inc.	24,700	1,696,890
Morgan Stanley	90,676	4,367,863
State Street Corp.	29,898	2,856,455
The Bank of New York Mellon Corp.	55,574	2,946,533
		12,336,439
Commercial Banks (13.4%)
Citigroup, Inc.	68,548	4,986,182
Fifth Third Bancorp	50,227	1,405,351
JPMorgan Chase & Co.	119,299	11,394,248
KeyCorp	100,633	1,893,913
The PNC Financial Services Group, Inc.	20,088	2,707,260
US Bancorp	30,000	1,607,700
Wells Fargo & Co.	101,775	5,612,891
		29,607,545
Consumer Finance (0.4%)
Synchrony Financial	24,466	759,669
Insurance (5.1%)
American International Group, Inc.	27,711	1,701,178
Chubb, Ltd. (b)	24,163	3,444,436
Marsh & McLennan Cos., Inc.	26,270	2,201,689
MetLife, Inc.	28,151	1,462,444
Willis Towers Watson PLC (b)	3,600	555,228
XL Group, Ltd. (b)	47,249	1,863,973
		11,228,948

See accompanying notes to investments in securities.

	Shares	Value(a)
Health Care (18.3%)
Biotechnology (1.5%)
Biogen, Inc. (c)	4,400	$1,377,728
Gilead Sciences, Inc.	23,537	1,906,968
		3,284,696
Health Care Equipment & Supplies (5.7%)
Abbott Laboratories	33,435	1,784,091
Becton Dickinson and Co.	12,535	2,456,233
Danaher Corp.	24,547	2,105,642
Hologic, Inc. (c)	35,200	1,291,488
Medtronic PLC (b)	45,288	3,522,048
Stryker Corp.	9,340	1,326,467
		12,485,969
Health Care Providers & Services (4.1%)
Aetna, Inc.	28,436	4,521,608
Anthem, Inc.	13,745	2,609,901
HCA Healthcare, Inc. (c)	25,190	2,004,872
		9,136,381
Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	28,446	1,826,234
Thermo Fisher Scientific, Inc.	7,281	1,377,565
		3,203,799
Pharmaceuticals (5.6%)
Allergan PLC	5,400	1,106,730
Johnson & Johnson	12,300	1,599,123
Merck & Co., Inc.	82,846	5,304,629
Perrigo Co. PLC (b)	12,106	1,024,773
Pfizer, Inc.	92,124	3,288,827
		12,324,082
Industrials (8.8%)
Aerospace & Defense (2.1%)
Rockwell Collins, Inc.	5,470	714,984
The Boeing Co.	11,966	3,041,877
United Technologies Corp.	8,100	940,248
		4,697,109
Air Freight & Logistics (0.4%)
United Parcel Service, Inc. - Class B	7,265	872,454
Airlines (1.2%)
American Airlines Group, Inc.	28,515	1,354,177
Delta Air Lines, Inc.	26,686	1,286,799
		2,640,976
Building Products (1.8%)
Fortune Brands Home & Security, Inc.	14,900	1,001,727
Johnson Controls International PLC	75,779	3,053,136
		4,054,863
Commercial Services & Supplies (0.4%)
Stericycle, Inc. (c)	11,982	858,151
Industrial Conglomerates (2.1%)
General Electric Co.	33,800	817,284
Honeywell International, Inc.	16,800	2,381,232
Roper Technologies, Inc.	6,111	1,487,417
		4,685,933
Machinery (0.8%)
Pentair PLC (b)	6,063	412,041
Stanley Black & Decker, Inc.	8,100	1,222,857
		1,634,898
Information Technology (10.9%)
Communications Equipment (1.4%)
Cisco Systems, Inc.	48,600	1,634,418
Harris Corp.	11,475	1,511,028
		3,145,446
Computers & Peripherals (0.6%)
Apple, Inc.	4,462	687,683
Western Digital Corp.	7,597	656,381
		1,344,064
Electronic Equipment, Instruments & Components (0.5%)
Keysight Technologies, Inc. (c)	18,962	789,957
TE Connectivity, Ltd. (b)	3,000	249,180
		1,039,137
Semiconductors & Semiconductor Equipment (2.3%)
Applied Materials, Inc.	14,432	751,763
Broadcom, Ltd.	8,242	1,999,015
QUALCOMM, Inc.	42,775	2,217,456
		4,968,234
Software (6.0%)
Microsoft Corp.	129,500	9,646,455
Symantec Corp.	65,836	2,160,079
Synopsys, Inc. (c)	17,725	1,427,394
		13,233,928
Technology Hardware Storage & Peripherals (0.1%)
Hewlett Packard Enterprise Co.	17,052	250,835

Materials (3.9%)
Chemicals (1.8%)
CF Industries Holdings, Inc.	31,500	1,107,540
DowDuPont, Inc.	34,532	2,390,650

See accompanying notes to investments in securities.

	Shares	Value(a)
Eastman Chemical Co.	4,600	$416,254
		3,914,444
Construction Materials (0.1%)
Vulcan Materials Co.	2,150	257,140
Containers & Packaging (2.0%)
Ball Corp.	46,662	1,927,141
International Paper Co.	45,698	2,596,560
		4,523,701
Real Estate (1.6%)
Diversified REITs (0.2%)
VEREIT, Inc.	62,354	516,915
Specialized REITs (1.4%)
Crown Castle International Corp.	17,900	1,789,642
Weyerhaeuser Co.	34,700	1,180,841
		2,970,483
Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.6%)
Verizon Communications, Inc.	26,000	1,286,740

Utilities (9.0%)
Electric Utilities (7.5%)
American Electric Power Co., Inc.	36,750	2,581,320
Eversource Energy	21,981	1,328,532
Exelon Corp.	70,050	2,638,783
NextEra Energy, Inc.	17,521	2,567,702
PG&E Corp.	59,243	4,033,856
The Southern Co.	41,100	2,019,654
Westar Energy, Inc.	27,900	1,383,840
		16,553,687
Gas Utilities (0.3%)
Atmos Energy Corp.	6,340	531,546
Multi-Utilities (1.2%)
DTE Energy Co.	8,900	955,504
NiSource, Inc.	27,100	693,489
Sempra Energy	9,300	1,061,409
		2,710,402
Total common stocks (cost: $193,168,604)		218,152,497

Preferred Stocks (0.6%)
Utilities (0.4%)
Electric Utilities (0.4%)
NextEra Energy, Inc.	16,937	936,277
Health Care (0.2%)
Health Care Equipment & Supplies (0.2%)
Becton Dickinson and Co.	8,949	494,522
Total preferred stocks (cost: $1,286,451)		1,430,799

Short-Term Securities (0.2%)
Investment Companies (0.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.920%	238,543	238,543
T. Rowe Price Reserve Investment Fund, current rate 1.058%	148,221	148,221
Total short-term securities (cost: $386,764)		386,764
Total investments in securities (cost: $194,841,819) (d)		219,970,060
Cash and other assets in excess of liabilities (0.3%)		649,362
Total net assets (100.0%)		$220,619,422

Investments in Securities Legend

(a)        Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)        Foreign security: The Fund held 9.8% of net assets in foreign securities at September 30, 2017.

(c)         Non-income producing security.

(d)        At September 30, 2017 the cost of securities for federal income tax purposes was $196,251,540. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$25,574,904
Gross unrealized depreciation	(1,856,384)
Net unrealized appreciation	$23,718,520

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Investments in Securities

September 30, 2017

(Unaudited)

(1)                                 Organization

Securian Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified open-end management investment company, except that SFT Advantus International Bond Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes the Funds and share classes listed below:

Fund Name	Share Class 1	Share Class 2
SFT Advantus Bond Fund	✓	✓
SFT Advantus Dynamic Managed Volatility Fund	N/A	✓
SFT Advantus Government Money Market Fund	N/A	✓
SFT Advantus Index 400 Mid-Cap Fund	✓	✓
SFT Advantus Index 500 Fund	✓	✓
SFT Advantus International Bond Fund	✓	✓
SFT Advantus Managed Volatility Equity Fund	N/A	✓
SFT Advantus Mortgage Securities Fund	✓	✓
SFT Advantus Real Estate Securities Fund	✓	✓
SFT IvySM Growth Fund	N/A	✓
SFT IvySM Small Cap Growth Fund	N/A	✓
SFT Pyramis® Core Equity Fund	✓	✓
SFT T. Rowe Price Value Fund	N/A	✓

Advantus Capital Management, Inc. (“Advantus Capital”), a wholly-owned subsidiary of Securian Financial Group, Inc. (“Securian Financial Group”), serves as the investment adviser to each of the Funds in the Trust pursuant to an investment advisory agreement between Advantus Capital and the Trust. The Trust’s prospectus provides a detailed description of each Fund’s investment objective, policies and strategies.

Class 2 shares are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to Minnesota Life Insurance Company (“Minnesota Life”) and Securian Life Insurance Company (“Securian Life”) in connection with Minnesota Life and Securian Life variable life insurance policies and variable annuity contracts, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2)                                 Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services — Investment Companies.” The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Valuation Committee (“the Valuation Committee”) under the supervision of the Trust’s Board of Trustees (“the Board”) and in accordance with Board-approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Valuation Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Advantus Government Money Market Fund, are valued at market value. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the SFT Advantus Government Money Market Fund are valued at amortized cost, which approximates market value, in order to attempt to maintain a constant net asset value of $1.00 per share. However, there is no assurance the SFT Advantus Government Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

SFT Advantus International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT Advantus International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT Advantus International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT Advantus International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds (excluding the SFT Advantus Government Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Interest Rate Swaps

The SFT Advantus International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party’s payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate (i.e. LIBOR).

These agreements are executed on a registered exchange (“centrally cleared interest rate swaps”), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a Fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made, at which time they are realized.

Options Transactions

Each Fund (excluding the SFT Advantus Government Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. Government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government agencies securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At September 30, 2017, no Funds were invested in repurchase agreements.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of September 30, 2017, the SFT Advantus Bond Fund, SFT Advantus Dynamic Managed Volatility Fund and SFT Advantus Mortgage Securities Fund had entered into outstanding, when-issued or forward commitments at fair value of $9,531,434, $1,983,036 and $6,173,677, respectively. The Funds have segregated assets to cover such when-issued and forward commitments.

Money Market Fund Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules that govern money market funds (“Rule 2a-7”). In response to the amendments, effective April 29, 2016, the Fund has changed its name to the SFT

Advantus Government Money Market Fund and converted to a ‘government’ money market fund, as defined under Rule 2a-7. As a result, on and after April 29, 2016, the Fund will invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities), as required by Rule 2a-7. It is expected that the Fund’s future total returns will be lower than its historical returns due to the conversion to a government money market fund.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules intended to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other provisions. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Funds have adopted these new rules and amendments.

Cross-Trades

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust as well as outside of the Trust, where both accounts are managed by the same sub-adviser pursuant to “Cross-Trading” procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by a respective Fund from and to another fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common officer, or common trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended September 30, 2017, the Funds engaged in the following cross-trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
SFT Advantus International Bond Fund	$—	$548,252	$24,407
SFT T. Rowe Price Value Fund	327,820	108,617	(6,429)

(3)                              Illiquid Securities

Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the SFT Advantus Government Money Market Fund which limits its investment in illiquid securities to 5% of net assets. At September 30, 2017, the SFT Advantus Bond Fund, SFT Advantus Dynamic Managed Volatility Fund, and SFT Advantus Mortgage Securities Fund held illiquid securities of $956,743, $2,049,191, and $621,386, respectively, which represent 0.3%, 0.6%, and 0.7% of net assets, respectively. Pursuant to guidelines adopted by the Trust’s Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

The following is a list of illiquid securities by fund, including acquisition date and cost, as of September 30, 2017:

Security	Acquisition Date	Cost
SFT Advantus Bond Fund
FAN Engine Securitization, Ltd.	10/18/2013	$279,130
Hometown Commercial Mortgage	Various	143,811
Multi Security Asset Trust	02/24/2005	560,349
		$983,290

SFT Advantus Dynamic Managed Volatility Fund
Aquarion Co.	08/19/2014	$498,458
Goodman US Finance Three LLC	09/19/2017	499,200
Longtrain Leasing III LLC, 2015 - 1A Class A2	01/23/2015	999,580
		$1,997,238

SFT Advantus Mortgage Securities Fund
FAN Engine Securitization, Ltd.	10/18/2013	$74,651
Hometown Commercial Mortgage	11/28/2006	17,818
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	128,524
Multi Security Asset Trust	02/24/2005	399,817
		$620,810

(4)                                 Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used for the period ended September 30, 2017, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at September 30, 2017 using
Fund	Level 1	Level 2	Level 3	Total
SFT Advantus Bond Fund
Assets
Government Obligations	$—	$144,644,176	$—	$144,644,176
Asset-Backed Securities	—	15,910,660	—	15,910,660
Other Mortgage-Backed Securities	—	28,096,937	—	28,096,937
Corporate Obligations	—	192,537,325	—	192,537,325
Investment Companies	10,792,503	—	—	10,792,503
Total Investments	10,792,503	381,189,098	—	391,981,601
Other Financial Instruments*
Futures Contracts	177,871	—	—	177,871

Liabilities
Other Financial Instruments*
Futures Contracts	(181,893)	—	—	(181,893)

SFT Advantus Dynamic Managed Volatility Fund
Assets
Government Obligations	—	3,054,017	—	3,054,017
Asset-Backed Securities	—	1,020,625	—	1,020,625
Other Mortgage-Backed Securities	—	1,049,699	—	1,049,699
Corporate Obligations	—	132,726,353	—	132,726,353
Investment Companies	207,790,169	—	—	207,790,169
Total Investments	207,790,169	137,850,694	—	345,640,863
Other Financial Instruments*
Futures Contracts	3,232,169	—	—	3,232,169
Purchased Options	47,763	—	—	47,763

SFT Advantus Government Money Market Fund
Assets
U.S. Government Obligations	—	70,938,835	—	70,938,835
Investment Companies	389,059	—	—	389,059
Total Investments	389,059	70,938,835	—	71,327,894

SFT Advantus Index 400 Mid-Cap Fund
Assets
Common Stocks	211,973,621	—	—	211,973,621
Investment Companies	8,387,488	—	—	8,387,488
Total Investments	220,361,109	—	—	220,361,109
Other Financial Instruments*
Futures Contracts	298,374	—	—	298,374

SFT Advantus Index 500 Fund
Assets
Common Stocks	811,539,704	—	—	811,539,704
Investment Companies	12,836,435	—	—	12,836,435
Total Investments	824,376,139	—	—	824,376,139
Other Financial Instruments*
Futures Contracts	198,383	—	—	198,383

SFT Advantus International Bond Fund
Assets
Long-Term Debt Securities	—	53,159,575	—	53,159,575
Short-Term Debt Securities	—	48,129,533	—	48,129,533
Investment Companies	392,781	—	—	392,781
Total Investments	392,781	101,289,108	—	101,681,889
Other Financial Instruments*
Forward Foreign Currency Contracts	—	923,407	—	923,407
Interest Rate Swap Contracts	—	182,093	—	182,093

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(1,181,828)	—	(1,181,828)
Interest Rate Swap Contracts	—	(737,662)	—	(737,662)

SFT Advantus Managed Volatility Equity Fund
Assets
Investment Companies	239,425,050	—	—	239,425,050
Total Investments	239,425,050	—	—	239,425,050
Other Financial Instruments*
Futures Contracts	412,537	—	—	412,537
Purchased Options	30,090	—	—	30,090

Liabilities
Other Financial Instruments*
Written Options	(11,948)	—	—	(11,948)

SFT Advantus Mortgage Securities Fund
Assets
Government Obligations	—	68,004,299	—	68,004,299
Asset-Backed Securities	—	6,328,508	—	6,328,508
Other Mortgage-Backed Securities	—	10,182,102	—	10,182,102
Corporate Obligations	—	1,069,739	—	1,069,739
Short-Term Securities	9,703,282	—	—	9,703,282
Total Investments	9,703,282	85,584,648	—	95,287,930

Liabilities
Other Financial Instruments*
Futures Contracts	(18,829)	—	—	(18,829)

SFT Advantus Real Estate Securities Fund
Assets
Common Stocks	130,623,500	—	—	130,623,500
Investment Companies	3,508,007	—	—	3,508,007
Total Investments	134,131,507	—	—	134,131,507

SFT IvySM Growth Fund
Assets
Common Stocks	477,844,461	—	—	477,844,461
Investment Companies	10,923,118	—	—	10,923,118
Total Investments	488,767,579	—	—	488,767,579

SFT IvySM Small Cap Growth Fund
Assets
Common Stocks	174,568,556	—	—	174,568,556
Investment Companies	3,276,886	—	—	3,276,886
Total Investments	177,845,442	—	—	177,845,442

SFT Pyramis® Core Equity Fund
Assets
Common Stocks	116,256,546	—	—	116,256,546
Investment Companies	1,131,937	—	—	1,131,937
Total Investments	117,388,483	—	—	117,388,483

SFT T. Rowe Price Value Fund
Assets
Common Stocks	218,152,497	—	—	218,152,497
Preferred Stocks	1,430,799	—	—	1,430,799
Investment Companies	386,764	—	—	386,764
Total Investments	219,970,060	—	—	219,970,060

*Investments in Other Financial Instruments are derivatives instruments reflected in the Investments in Securities. All derivatives currently held, are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities — These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency and Interest Rate Swap Contracts — These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds’ policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1 and 2 during the period.

(5)                                 Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. Generally the derivative instruments outstanding as of period end are disclosed in the Investments in Securities.

Equity derivatives were purchased or sold to manage the SFT Advantus Index 500 and SFT Advantus Index 400 Mid-Cap Funds’ shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds. Equity index options are utilized by the SFT Advantus Dynamic Managed Volatility Fund and the SFT Advantus Managed Volatility Equity Fund to manage the equity exposure while attempting to reduce the volatility and risk of the Funds.

Interest rate derivatives are used both to manage the average duration of a Fund’s fixed income portfolio, as well as to hedge against the effects of interest rate changes on a portfolio’s current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the SFT Advantus International Bond Fund’s current or intended investments in foreign securities, as well as, to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

(6)                                 Subsequent Events

Management has evaluated subsequent events for the Trust through the date of the filing, and has concluded there are no events that require disclosure.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q in accordance with Rule 30a-3(b) under the Investment Company Act of 1940, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date:  November 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President
(Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date:  November 10, 2017